Item 1. Schedule of Investments


 T.Rowe Price Personal Strategy Balanced Fund
 (Unaudited)                                           February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)
 (Cost and value in $ 000s)                           Shares/$Par  Value

 COMMON STOCKS  67.2%
 CONSUMER DISCRETIONARY  9.2%
 Auto Components  0.2%
 Autoliv (SEK)                                         15,600        782

 Keystone Automotive *ss.                              5,200         119

 Koito Manufacturing (JPY) ss.                         34,000        313

 Strattec Security *                                   2,200         122

 TRW Automotive *                                      5,900         119

                                                                     1,455

 Automobiles  0.8%
 Ford Motor                                            197,400       2,497

 Harley-Davidson                                       29,700        1,838

 Honda (JPY)                                           8,300         446

 Peugeot (EUR) ss.                                     6,256         409

 Renault (EUR) ss.                                     6,982         632

 Toyota Motor (JPY)                                    51,400        2,004

 Winnebago ss.                                         800           28

                                                                     7,854

 Distributors  0.0%
 Cycle & Carriage (SGD)                                11,755        85

 Pacific Brands (AUD) ss.                              108,857       224

                                                                     309

 Hotels, Restaurants & Leisure  1.4%
 Applebee's                                            5,837         166

 BJ's Restaurants *ss.                                 4,300         69

 Carnival                                              68,100        3,703

 CEC Entertainment *ss.                                3,800         147

 Great Wolf Resorts *ss.                               2,800         70

 Hilton Group (GBP)                                    42,312        255

 International Game Technology                         91,200        2,778

 Marriott, Class A                                     18,800        1,205

 McDonald's                                            30,700        1,016

 Mitchells & Butlers (GBP)                             46,769        311

 Panera Bread, Class A *ss.                            4,200         225

 PF Chang's China Bistro *ss.                          3,700         203

 Red Robin Gourmet Burgers *ss.                        2,400         109

 Ruby Tuesday ss.                                      3,600         87

 Sonic *                                               10,750        362

 Starbucks *                                           12,600        653

 Starwood Hotels & Resorts Worldwide, Class B          41,500        2,375

 Texas Roadhouse, Class A *ss.                         900           25

 The Cheesecake Factory *                              10,650        362

 Whitbread (GBP)                                       21,530        374

                                                                     14,495

 Household Durables  0.9%
 Fortune Brands                                        12,600        1,021

 Goldcrest (JPY)                                       5,880         363

 Jarden *ss.                                           7,400         322

 Newell Rubbermaid                                     201,700       4,496

 Persimmon (GBP)                                       31,224        467

 Philips Electronics (EUR)                             14,683        406

 Pioneer (JPY)                                         18,600        329

 Sony (JPY) ss.                                        24,200        919

 Thomson (EUR) ss.                                     31,789        857

                                                                     9,180

 Internet & Catalog Retail  0.3%
 Amazon.com *                                          15,800        556

 eBay *                                                53,000        2,270

 J. Jill Group *ss.                                    9,400         136

 priceline.com *ss.                                    4,700         106

                                                                     3,068

 Leisure Equipment & Products  0.4%
 Brunswick                                             9,900         462

 Eastman Kodak                                         67,200        2,284

 MarineMax *ss.                                        6,000         205

 Nikon (JPY) ss.                                       23,400        293

 Polaris Industries ss.                                2,600         181

 SCP Pool                                              6,337         216

                                                                     3,641

 Media  2.7%
 Aegis (GBP)                                           244,689       463

 Astro All Asia, 144A (MYR) **                         54,000        79

 Comcast, Class A *                                    154,748       5,037

 Comcast, Class A Special *                            74,900        2,386

 Disney                                                107,000       2,989

 Emmis Communications *                                4,700         88

 Entercom Communications *                             4,200         144

 Gestevision Telecino (EUR) *                          1,600         35

 Getty Images *                                        1,300         93

 Liberty Media, Class A *                              71,500        725

 McGraw-Hill                                           3,100         285

 New York Times, Class A                               69,000        2,529

 News Corp, Class A *                                  115,000       1,914

 Omnicom                                               9,200         838

 Publicis (EUR)                                        18,318        558

 Scholastic *ss.                                       11,100        394

 Scripps, Class A                                      31,700        1,463

 Singapore Press (SGD)                                 80,100        225

 Time Warner *                                         164,500       2,834

 Viacom, Class B                                       85,443        2,982

 Washington Post, Class B                              749           673

 WPP Group (GBP)                                       42,140        484

 WPP Group ADR ss.                                     4,800         276

 Young Broadcasting *ss.                               1,800         16

                                                                     27,510

 Multiline Retail  0.9%
 Big Lots *                                            5,000         59

 Kohl's *                                              23,800        1,139

 Neiman Marcus, Class A ss.                            1,000         72

 Nordstrom                                             54,900        2,952

 Target                                                90,600        4,604

                                                                     8,826

 Specialty Retail  1.5%
 AC Moore Arts & Crafts *ss.                           3,000         77

 AnnTaylor Stores *                                    16,000        355

 Aoyama Trading (JPY)                                  5,200         138

 Best Buy                                              43,450        2,347

 Charles Voegele (CHF)                                 4,278         210

 Christopher & Banks ss.                               7,100         117

 Dixons (GBP)                                          107,239       331

 Esprit Holdings (HKD)                                 40,500        289

 Gymboree *                                            9,300         111

 Home Depot                                            151,550       6,065

 Hot Topic *ss.                                        10,900        233

 Kesa Electricals (GBP)                                29,893        188

 Linens 'n Things *                                    5,500         148

 Monro Muffler Brake *ss.                              6,500         174

 Nobia (SEK)                                           22,290        438

 Select Comfort *ss.                                   4,800         99

 The Finish Line, Class A ss.                          3,200         65

 Toys "R" Us *                                         175,200       4,007

                                                                     15,392

 Textiles, Apparel, & Luxury Goods  0.1%
 Adidas-Salomon (EUR)                                  2,190         329

 Culp *ss.                                             2,300         14

 Unifi *ss.                                            5,400         23

 Warnaco Group *                                       2,200         52

 World Company (JPY)                                   7,000         257

                                                                     675

 Total Consumer Discretionary                                        92,405

 CONSUMER STAPLES  5.3%
 Beverages  1.0%
 Allied Domecq (GBP)                                   51,776        517

 Asahi Breweries (JPY)                                 26,000        339

 Coca-Cola                                             143,000       6,120

 Kirin Brewery (JPY)                                   47,000        480

 Lion Nathan (NZD)                                     69,361        406

 PepsiCo                                               42,410        2,284

                                                                     10,146

 Food & Staples Retailing  1.8%
 Casey's General Stores                                20,000        361

 Casino Guichard-Perrachon (EUR) ss.                   7,483         623

 Coles Myer (AUD)                                      40,639        308

 CVS                                                   123,500       6,154

 J Sainsbury (GBP)                                     58,353        320

 Matsumotokiyoshi (JPY) ss.                            9,200         271

 METRO (EUR)                                           22,233        1,248

 Performance Food Group *ss.                           13,900        377

 Sysco                                                 31,500        1,084

 Tesco (GBP)                                           94,970        557

 Wal-Mart                                              108,800       5,615

 Wal-Mart de Mexico, Series V (MXN)                    163,400       601

 Walgreen                                              3,100         133

 Wild Oats Markets *ss.                                4,800         31

 York-Benimaru (JPY)                                   8,300         245

                                                                     17,928

 Food Products  0.8%
 American Italian Pasta, Class A ss.                   2,800         76

 Associated British Foods (GBP)                        33,395        495

 Campbell Soup                                         65,300        1,809

 General Mills                                         56,420        2,955

 Koninklijke Wessanen GDS (EUR)                        24,398        341

 Nestle (CHF)                                          4,734         1,316

 Seneca Foods, Class A *                               3,000         51

 Seneca Foods, Class B *                               600           11

 Unilever N.V. (GBP)                                   95,425        913

                                                                     7,967

 Household Products  0.6%
 Colgate-Palmolive                                     81,300        4,302

 Procter & Gamble                                      23,800        1,264

                                                                     5,566

 Personal Products  0.2%
 Chattem *                                             2,200         80

 Gillette                                              36,400        1,829

 L'Oreal (EUR) ss.                                     2,846         223

                                                                     2,132

 Tobacco  0.9%
 Altria Group                                          110,200       7,235

 UST                                                   39,600        2,164

                                                                     9,399

 Total Consumer Staples                                              53,138

 ENERGY  5.2%
 Energy Equipment & Services  1.8%
 Atwood Oceanics *                                     3,400         234

 Baker Hughes                                          153,300       7,248

 BJ Services                                           13,700        684

 FMC Technologies *                                    14,300        494

 Grant Prideco *                                       26,700        645

 Hanover Compressor *ss.                               14,400        191

 Hydril *ss.                                           3,300         198

 Key Energy Services *                                 5,100         71

 Lone Star Technologies *                              3,600         163

 National Oilwell *ss.                                 10,100        458

 Saipem (EUR)                                          19,781        268

 Schlumberger                                          52,700        3,976

 Seacor Holdings *ss.                                  7,300         460

 Smith International *                                 43,300        2,782

 Transocean *                                          13,600        659

 W-H Energy Services *                                 3,400         90

                                                                     18,621

 Oil & Gas  3.4%
 Bill Barrett *                                        1,400         44

 BP (GBP)                                              92,745        1,004

 BP ADR                                                86,596        5,622

 ChevronTexaco                                         88,100        5,469

 ENI S.p.A. (EUR)                                      65,015        1,701

 ExxonMobil                                            94,282        5,969

 Forest Oil *ss.                                       12,850        514

 INPEX (JPY) *                                         18            102

 Marathon Oil                                          48,200        2,282

 Murphy Oil                                            7,400         740

 Noble Energy ss.                                      7,100         480

 Oil Search (AUD)                                      220,818       385

 OMV (EUR)                                             671           233

 Petroleo Brasileiro (Petrobras) ADR ss.               30,400        1,292

 Shell Transport & Trading (GBP)                       114,240       1,073

 Shell Transport & Trading ADR                         15,400        873

 Statoil ASA (NOK)                                     59,861        1,090

 Tonen General Sekiyu (JPY)                            23,000        239

 Total (EUR) ss.                                       8,846         2,107

 Unocal                                                54,200        2,932

                                                                     34,151

 Total Energy                                                        52,772

 FINANCIALS  14.0%
 Capital Markets  3.2%
 Affiliated Managers Group *ss.                        4,500         291

 AmeriTrade *                                          131,600       1,399

 Babcock & Brown (AUD) *ss.                            53,899        451

 Bank of New York                                      39,500        1,195

 Charles Schwab                                        115,250       1,210

 Credit Suisse Group (CHF) *                           23,043        1,005

 Franklin Resources                                    46,500        3,264

 Goldman Sachs                                         24,300        2,644

 Investors Financial Services                          6,100         306

 Legg Mason                                            38,300        3,088

 Macquarie Bank (AUD)                                  22,651        883

 Mellon Financial                                      171,200       4,910

 Merrill Lynch                                         50,700        2,970

 Morgan Stanley                                        25,700        1,451

 National Financial Partners                           2,800         111

 Northern Trust                                        49,400        2,087

 Piper Jaffray *                                       8,100         320

 State Street                                          105,600       4,631

                                                                     32,216

 Commercial Banks  3.8%
 ABN Amro (EUR)                                        27,497        759

 Alliance & Leicester (GBP)                            30,490        525

 Australia & New Zealand Banking (AUD)                 83,909        1,420

 Banca Intesa (EUR)                                    116,351       571

 Banco Santander Central Hispano (EUR)                 67,526        838

 Banco Santander Chile ADR ss.                         13,213        466

 Bank Austria Creditanstalt (EUR)                      9,396         915

 Bank of America                                       136,300       6,358

 Bank of Ireland (Dublin Listing) (EUR)                37,570        632

 Bank of Yokohama (JPY)                                78,800        485

 Barclays (GBP)                                        180,182       1,956

 Barclays ADR                                          1,700         75

 BNP Paribas (EUR) ss.                                 19,007        1,380

 Boston Private Financial ss.                          5,100         138

 Chittenden                                            16,393        436

 Citizens Banking ss.                                  12,300        379

 Community Bancorp *ss.                                500           13

 DBS Group (SGD)                                       75,028        686

 Dexia (EUR)                                           17,791        422

 Glacier Bancorp ss.                                   4,921         156

 Grupo Financiero Banorte (MXN)                        229,762       1,590

 HBOS (GBP)                                            60,953        971

 HSBC (GBP)                                            41,515        694

 Joyo Bank (JPY)                                       89,000        477

 Mitsubishi Tokyo Financial (JPY)                      41            377

 National Australia Bank (AUD)                         46,471        1,060

 NORDEA (SEK)                                          115,584       1,217

 Pinnacle Financial Partners *ss.                      400           9

 Provident Bankshares                                  7,800         261

 Royal Bank of Scotland (GBP)                          60,606        2,078

 Sandy Spring Bancorp ss.                              6,100         200

 SEB, Series A (SEK)                                   37,257        722

 Signature Bank *ss.                                   900           27

 Southwest Bancorp of Texas                            18,900        360

 Sumitomo Mitsui Financial (JPY) ss.                   92            638

 Svenska Handelsbanken, Series A (SEK)                 42,273        1,033

 Texas Capital Bancshares *ss.                         8,900         211

 The 77 Bank (JPY)                                     48,000        340

 U.S. Bancorp                                          135,000       4,016

 UniCredito Italiano (EUR)                             90,975        531

 Valley National Bancorp                               11,816        307

 Wells Fargo                                           41,000        2,435

 WestAmerica                                           9,300         484

                                                                     38,648

 Consumer Finance  1.0%
 AIFUL (JPY)                                           4,500         518

 American Express                                      127,800       6,920

 SLM Corporation                                       49,800        2,430

                                                                     9,868

 Diversified Financial Services  1.3%
 Citigroup                                             207,077       9,882

 ING Groep GDS (EUR)                                   26,844        825

 J.P. Morgan Chase                                     58,460        2,137

                                                                     12,844

 Insurance  3.5%
 Aioi Insurance (JPY)                                  90,000        449

 American International Group                          175,922       11,752

 Aspen Insurance Holdings                              8,000         206

 Assured Guaranty                                      15,600        295

 Aviva (GBP)                                           34,354        428

 AXA (EUR)                                             44,408        1,194

 Bristol West Holdings ss.                             10,100        171

 Brown & Brown                                         2,000         93

 CNP Assurances (EUR) ss.                              10,455        748

 Genworth Financial, Class A                           84,000        2,365

 Hannover Rueckversicherung (EUR)                      8,137         349

 Harleysville Group                                    3,200         68

 Hartford Financial Services                           39,100        2,813

 Horace Mann Educators                                 14,100        265

 Infinity Property & Casualty                          8,000         257

 Insurance Australia Group (AUD)                       60,747        308

 Markel *ss.                                           900           322

 Marsh & McLennan                                      45,300        1,479

 Mitsui Sumitomo Insurance (JPY)                       41,000        366

 Ohio Casualty *ss.                                    20,400        492

 PartnerRe                                             5,700         357

 QBE Insurance (AUD) ss.                               32,989        400

 Royal & Sun Alliance (GBP)                            193,324       313

 Safeco ss.                                            69,700        3,324

 Selective Insurance ss.                               5,300         244

 St. Paul Companies                                    111,912       4,288

 Unipol (EUR) ss.                                      107,154       496

 W. R. Berkley                                         3,900         200

 XL Capital                                            21,800        1,635

                                                                     35,677

 Real Estate  0.9%
 Arden Realty, REIT                                    6,000         206

 China Overseas Land (HKD)                             1,160,000     303

 Corio (EUR)                                           6,935         386

 EastGroup Properties, REIT                            7,200         279

 Equity Lifestyle Properties, REIT                     2,300         77

 Essex Property Trust, REIT                            900           65

 Federal Realty Investment Trust, REIT                 44,800        2,248

 Gables Residential Trust, REIT ss.                    6,500         229

 General Property Trust, Equity Units (AUD)            189,642       551

 LaSalle Hotel Properties, REIT ss.                    4,300         130

 Mirvac (AUD) ss.                                      64,105        229

 Parkway Properties, REIT                              3,500         165

 Reckson Associates Realty, REIT                       1,634         50

 Simon Property Group, REIT                            45,772        2,836

 Sun Hung Kai Properties (HKD)                         43,000        399

 Washington SBI, REIT ss.                              7,900         231

 Wheelock (HKD)                                        118,000       182

                                                                     8,566

 Thrifts & Mortgage Finance  0.3%
 Bradford & Bingley (GBP)                              90,490        562

 Fannie Mae                                            25,800        1,508

 Frankfort First                                       500           12

 Hypo Real Estate (EUR) *                              20,156        826

 Triad Guaranty *ss.                                   2,500         131

                                                                     3,039

 Total Financials                                                    140,858

 HEALTH CARE  7.3%
 Biotechnology  1.0%
 Abgenix *ss.                                          1,400         11

 Alexion Pharmaceutical *ss.                           3,100         72

 Alkermes *ss.                                         8,800         103

 Amgen *                                               70,000        4,313

 Amylin Pharmaceuticals *ss.                           4,000         86

 Anadys Pharmaceuticals *ss.                           1,700         13

 Biogen Idec *                                         25,200        974

 Cephalon *ss.                                         3,124         153

 CSL Limited (AUD)                                     8,347         212

 Cubist Pharmaceuticals *ss.                           6,400         66

 CV Therapeutics *ss.                                  900           20

 Cytogen *ss.                                          3,300         42

 Cytokinetics *ss.                                     500           5

 deCode Genetics *ss.                                  4,300         28

 Dynavax Technologies *ss.                             400           2

 Exelixis *ss.                                         5,100         36

 Genentech *                                           20,500        968

 Gilead Sciences *                                     60,600        2,094

 InterMune *ss.                                        6,000         66

 Martek Biosciences *ss.                               4,100         275

 Memory Pharmaceuticals *                              3,200         16

 Myriad Genetics *ss.                                  8,100         175

 Neurocrine Biosciences *ss.                           3,900         156

 NPS Pharmaceuticals *ss.                              2,300         33

 ONYX Pharmaceuticals *ss.                             4,100         119

 Rigel Pharmaceuticals *ss.                            3,300         61

 Trimeris *ss.                                         3,500         45

 Vertex Pharmaceuticals *ss.                           11,436        132

                                                                     10,276

 Health Care Equipment & Supplies  1.2%
 Advanced Neuromodulation Systems *ss.                 9,700         286

 Analogic                                              3,700         159

 Baxter International                                  80,600        2,874

 Biomet                                                21,800        920

 Boston Scientific *                                   27,400        895

 DJ Orthopedics *                                      7,800         188

 Edwards Lifesciences *ss.                             4,300         185

 Elekta, Series B (SEK) *                              9,684         321

 Integra LifeSciences *ss.                             6,900         256

 Matthews International, Class A                       10,600        369

 Medtronic                                             63,000        3,284

 NuVasive *ss.                                         5,200         67

 ResMed *ss.                                           10,100        595

 St. Jude Medical *                                    14,400        563

 Steris *                                              8,800         218

 Stryker                                               21,500        1,068

 Thoratec *ss.                                         5,100         60

 Wilson Greatbatch Technologies *ss.                   4,800         84

 Wright Medical Group *                                200           5

                                                                     12,397

 Health Care Providers & Services  2.1%
 Accredo Health *                                      9,900         422

 Alliance UniChem (GBP)                                18,714        262

 AmerisourceBergen ss.                                 40,600        2,432

 Caremark RX *                                         3,400         130

 Celesio (EUR)                                         6,404         485

 Henry Schein *                                        5,300         383

 LabOne *ss.                                           3,100         112

 LCA-Vision                                            1,700         49

 Lifeline Systems *ss.                                 6,000         165

 LifePoint Hospitals *ss.                              1,000         40

 Odyssey Healthcare *                                  3,700         42

 Sunrise Senior Living *ss.                            11,200        531

 Symbion *ss.                                          6,700         144

 United Surgical Partners International *ss.           8,800         361

 UnitedHealth Group                                    104,400       9,517

 VistaCare *                                           300           5

 WellChoice *                                          3,100         160

 WellPoint *                                           47,200        5,761

                                                                     21,001

 Pharmaceuticals  3.0%
 Abbott Laboratories                                   24,900        1,145

 Able Laboratories *ss.                                2,400         52

 AstraZeneca ADR                                       13,700        544

 Atherogenics *ss.                                     6,000         99

 Dainippon Pharmaceutical (JPY)                        21,000        212

 Eisai (JPY)                                           9,400         318

 Elan ADR *ss.                                         41,100        329

 Eli Lilly                                             6,700         375

 Eon Labs *ss.                                         3,000         91

 Forest Laboratories *                                 11,500        491

 GlaxoSmithKline (GBP)                                 60,072        1,442

GlaxoSmithKline ADR                                    11,400        550

 Hisamitsu Pharmaceutical (JPY) ss.                    14,000        296

 Inspire Pharmaceuticals *ss.                          9,800         78

 Johnson & Johnson                                     58,500        3,838

 Kobayashi Pharmaceutical (JPY) ss.                    9,300         246

 Medicines Company *                                   3,300         77

 Merck                                                 46,000        1,458

 Nektar Therapeutics *                                 1,800         31

 Novartis (CHF) *ss.                                   38,111        1,915

 Noven Pharmaceuticals *ss.                            8,800         145

 Novo Nordisk, Series B (DKK)                          4,302         240

 Pfizer                                                115,587       3,039

 Sanofi-Aventis (EUR) ss.                              18,747        1,502

 Schering-Plough                                       160,300       3,038

 Takeda Chemical Industries (JPY)                      9,600         460

 Teva Pharmaceutical ADR ss.                           47,000        1,415

 Theravance *ss.                                       1,400         25

 Wyeth                                                 166,260       6,787

                                                                     30,238

 Total Health Care                                                   73,912

 INDUSTRIALS & BUSINESS SERVICES  8.1%
 Aerospace & Defense  1.1%
 Armor Holdings *                                      12,300        491

 British Aerospace (GBP)                               99,120        488

 General Dynamics                                      12,200        1,285

 Honeywell International                               45,000        1,709

 Lockheed Martin                                       111,100       6,579

 Mercury Computer Systems *ss.                         4,200         124

 MTC Technologies *ss.                                 500           16

 Rockwell Collins                                      8,500         391

                                                                     11,083

 Air Freight & Logistics  0.4%
 EGL *                                                 10,000        318

 Exel (GBP)                                            29,906        468

 Pacer International *                                 5,900         150

 Ryder System                                          2,400         102

 TPG (EUR)                                             17,626        493

 UPS, Class B                                          28,400        2,201

 UTi Worldwide ss.                                     3,400         252

 Yamato Transport (JPY)                                18,000        287

                                                                     4,271

 Airlines  0.0%
 Frontier Airlines *ss.                                5,800         49

 Midwest Express Holdings *ss.                         5,900         15

 Qantas Airways (AUD)                                  95,570        275

                                                                      339

 Building Products  0.1%
 Kaba Holding (CHF)                                    782           237

 Pilkington (GBP)                                      198,298       463

 Quixote ss.                                           2,100         38

 Trex *ss.                                             4,600         209

                                                                     947

 Commercial Services & Supplies  1.3%
 Angelica                                              100           3

 Apollo Group, Class A *                               24,100        1,775

 Cendant                                               55,500        1,228

 Central Parking ss.                                   12,200        169

 ChoicePoint *                                         8,300         334

 Consolidated Graphics *ss.                            8,200         427

 Education Management *                                2,600         76

 Electro Rent *                                        5,100         71

 First Advantage, Class A *ss.                         2,300         43

 G & K Services, Class A                               7,900         339

 Glory (JPY) ss.                                       11,300        207

 Herman Miller ss.                                     13,300        385

 Intersections *ss.                                    700           9

 KForce *ss.                                           11,800        135

 LECG *ss.                                             8,300         150

 R.R. Donnelley                                        104,200       3,460

 Resources Connection *ss.                             6,200         309

 Ritchie Brothers Auctioneers                          700           22

 Tetra Tech *ss.                                       13,020        216

 Waste Connections *ss.                                5,400         184

 Waste Management                                      130,926       3,828

 West Corporation *                                    3,800         128

                                                                     13,498

 Construction & Engineering  0.2%
 Acciona (EUR)                                         8,385         786

 Downer EDI (AUD) ss.                                  77,264        307

 Insituform Technologies, Class A *ss.                 6,200         98

 JGC (JPY) ss.                                         29,000        297

 NCC AB, Series B (SEK)                                34,663        566

                                                                     2,054

 Electrical Equipment  0.1%
 A.O. Smith ss.                                        14,300        376

 American Superconductor *ss.                          2,300         24

 Artesyn Technologies *                                10,600        110

 Sumitomo Electric Industries (JPY)                    29,000        320

 Woodward Governor ss.                                 600           44

                                                                     874

 Industrial Conglomerates  2.2%
 DCC (EUR)                                             30,925        738

 GE                                                    240,800       8,476

 Hutchison Whampoa (HKD)                               57,500        517

 Sembcorp (SGD)                                        252,000       294

 Siemens (EUR)                                         14,142        1,110

 Tyco International                                    322,342       10,792

                                                                     21,927

 Machinery  1.6%
 3-D Systems *                                         200           4

 Actuant, Class A *ss.                                 7,540         407

 Cascade                                               3,400         122

 Danaher                                               107,400       5,818

 Deere                                                 97,900        6,962

 Fanuc (JPY)                                           7,500         496

 Graco                                                 8,300         321

 Guinness Peat Group (NZD)                             162,870       273

 Harsco                                                9,500         555

 IDEX                                                  3,300         130

 Lindsay Manufacturing ss.                             8,700         202

 NSK (JPY)                                             38,000        202

 SKF, Series B (SEK)                                   6,708         333

 Toro                                                  3,800         329

                                                                     16,154

 Marine  0.1%
 Nippon Yusen (JPY)                                    107,000       644

                                                                     644

 Road & Rail  0.9%
 Arriva (GBP)                                          51,686        543

 Burlington Northern Santa Fe                          70,800        3,559

 Genesee & Wyoming, Class A *                          2,000         48

 Heartland Express                                     7,125         147

 Knight Transportation ss.                             11,650        308

 Nippon Express (JPY)                                  46,000        235

 Norfolk Southern                                      100,400       3,603

 Overnite ss.                                          5,200         176

                                                                     8,619

 Trading Companies & Distributors  0.1%
 Interline Brands *                                    4,600         86

 Mitsubishi (JPY)                                      49,000        669

 Sumitomo (JPY)                                        28,000        255

                                                                     1,010

 Total Industrials & Business Services                               81,420

 INFORMATION TECHNOLOGY  9.6%
 Communications Equipment  1.9%
 ADTRAN                                                14,900        279

 Belden CDT ss.                                        15,600        375

 Black Box                                             4,700         183

 Cisco Systems *                                       210,300       3,663

 Corning *                                             451,700       5,181

 F5 Networks *                                         3,300         182

 IXIA *ss.                                             4,700         85

 Juniper Networks *                                    63,400        1,366

 Lucent Technologies *ss.                              618,700       1,899

 Nokia (EUR)                                           38,177        617

 Nokia ADR                                             131,300       2,119

 Packeteer *                                           4,300         68

 QUALCOMM                                              52,800        1,907

 Research In Motion *                                  9,000         595

 Riverstone Networks *                                 15,500        15

 Sirf Technology Holdings *ss.                         7,000         79

 Tekelec *ss.                                          2,900         49

                                                                     18,662

 Computers & Peripherals  0.9%
 Creative Technology (SGD)                             11,700        137

 Dell *                                                136,200       5,460

 EMC *                                                 52,900        670

 Emulex *ss.                                           9,200         155

 Gateway *ss.                                          42,700        201

 IBM                                                   7,900         731

 Lexmark International *                               6,500         521

 Synaptics *                                           5,000         119

 Toshiba (JPY) ss.                                     148,000       654

                                                                     8,648

 Electronic Equipment & Instruments  0.3%
 Applied Films *ss.                                    800           18

 Cogent *ss.                                           2,000         49

 Digital Theater Systems *ss.                          4,700         87

 Global Imaging Systems *                              5,700         202

 Hamamatsu Photonics (JPY) ss.                         10,700        250

 KEMET *ss.                                            15,100        123

 Kyocera (JPY)                                         2,700         202

 Littelfuse *                                          6,900         224

 Methode Electronics                                   9,900         111

 Newport *                                             7,300         103

 Orbotech *ss.                                         3,600         82

 Plexus *                                              15,300        162

 Shimadzu (JPY)                                        77,000        506

 TDK (JPY)                                             4,300         313

 Woodhead Industries                                   10,300        144

                                                                     2,576

 Internet Software & Services  0.6%
 Digital Insight *ss.                                  10,800        173

 Google, Class A *                                     9,000         1,692

 IAC/InterActiveCorp *ss.                              51,200        1,152

 MatrixOne *ss.                                        13,900        74

 WebSideStory *ss.                                     1,900         25

 Yahoo! *                                              96,200        3,104

                                                                     6,220

 IT Services  1.3%
 Accenture, Class A *                                  43,600        1,114

 Affiliated Computer Services, Class A *               27,800        1,437

 Automatic Data Processing                             24,700        1,061

 BISYS Group *                                         7,900         117

 CACI International, Class A *ss.                      5,900         318

 First Data                                            147,768       6,062

 Fiserv *                                              28,700        1,089

 Global Payments ss.                                   7,200         400

 Indra Sistemas (EUR)                                  27,162        471

 Iron Mountain *                                       14,686        397

 Logica CMG (GBP)                                      51,808        180

 Maximus                                               8,100         274

 MPS Group *ss.                                        21,700        233

 RightNow Technologies *ss.                            8,900         113

 Trans Cosmos (JPY) ss.                                8,600         309

                                                                     13,575

 Office Electronics  0.1%
 Canon (JPY)                                           9,000         477

 Neopost (EUR)                                         4,258         356

                                                                     833

 Semiconductor & Semiconductor Equipment  1.9%
 AMIS Holdings *ss.                                    4,700         53

 Analog Devices                                        64,800        2,379

 ASML Holding (EUR) *                                  24,108        446

 Atheros Communications *ss.                           4,200         58

 ATMI *ss.                                             6,700         182

 Brooks-Pri Automation *ss.                            9,100         165

 Cabot Microelectronics *ss.                           4,400         143

 Credence Systems *ss.                                 10,700        94

 Cymer *ss.                                            10,200        295

 Cypress Semiconductor *ss.                            2,300         32

 Entegris *ss.                                         10,500        101

 Exar *ss.                                             8,500         120

 FEI *ss.                                              2,700         67

 Intel                                                 170,100       4,079

 Jenoptik (EUR) *                                      18,606        240

 KLA-Tencor *                                          11,900        588

 Lattice Semiconductor *                               16,200        85

 Linear Technology                                     6,800         266

 Marvell Technology Group *                            7,200         263

 Maxim Integrated Products                             81,600        3,510

 Microchip Technology                                  14,700        404

 Microsemi *ss.                                        3,800         62

 MKS Instruments *ss.                                  12,300        227

 Mykrolis *ss.                                         13,800        187

 PDF Solutions *ss.                                    10,700        145

 Power Integrations *ss.                               5,200         110

 Rohm (JPY)                                            1,500         151

 Samsung Electronics (KRW)                             800           418

 Semiconductor Manufacturing International ADR *ss.    12,000        125

 Semtech *                                             14,400        282

 Silicon Laboratories *ss.                             6,000         211

 Tessera Technologies *ss.                             1,600         65

 Texas Instruments                                     71,600        1,895

 Xilinx                                                73,100        2,208

                                                                     19,656

 Software  2.6%
 Adobe Systems                                         33,500        2,069

 Altiris *ss.                                          5,800         169

 Blackbaud                                             1,100         13

 Catapult Communications *                             2,900         70

 CCC Information Services *ss.                         1,900         42

 Computer Associates                                   39            1

 Concord Communications *ss.                           4,300         44

 FactSet Research Systems ss.                          10,350        341

 FileNet *ss.                                          12,600        295

 Hyperion Solutions *                                  3,200         162

 Internet Security Systems *ss.                        6,900         139

 Intuit *                                              38,300        1,639

 Jack Henry & Associates                               19,800        393

 Kronos *                                              7,749         433

 Magma Design Automation *ss.                          4,500         59

 Mercury Interactive *                                 2,600         119

 Microsoft                                             582,000       14,655

 Motive *ss.                                           6,000         66

 NetIQ *                                               11,252        133

 Open Solutions *                                      3,200         65

 Oracle *                                              168,400       2,174

 Progress Software *                                   7,900         183

 Quest Software *                                      11,500        156

 Red Hat *ss.                                          6,300         72

 RSA Security *                                        10,300        168

 SAP (EUR)                                             4,521         735

 SPSS *                                                4,700         91

 Trend Micro (JPY)                                     5,500         255

 Verisity *ss.                                         3,300         39

 VERITAS Software *                                    43,150        1,045

 Verity *                                              9,700         115

                                                                     25,940

 Total Information Technology                                        96,110

 MATERIALS  4.9%
 Chemicals  1.6%
 Airgas                                                23,500        590

 Arch Chemicals ss.                                    9,700         277

 BASF (EUR)                                            15,294        1,146

 Dow Chemical                                          77,400        4,268

 DuPont                                                59,873        3,191

 Ferro ss.                                             14,600        286

 Kaneka (JPY)                                          43,000        491

 MacDermid                                             2,600         87

 Material Sciences *                                   6,200         96

 Minerals Technologies ss.                             7,800         489

 Mitsubishi Gas Chemical (JPY)                         86,000        445

 Mosaic *                                              19,000        313

 Potash Corp./Saskatchewan                             38,000        3,375

 Symyx Technologies *ss.                               5,800         162

 Yara International (NOK) *                            27,149        393

                                                                     15,609

 Construction Materials  0.2%
 Boral (AUD)                                           181,411       919

 Cemex (MXN)                                           95,483        764

 Lafarge (EUR)                                         3,782         394

                                                                     2,077

 Containers & Packaging  0.1%
 Chesapeake Corp.                                      6,300         135

 David S. Smith (GBP)                                  185,244       583

 Smurfit-Stone Container *                             1,500         25

                                                                     743

 Metals & Mining  2.6%
 Alcoa                                                 49,316        1,584

 Anglo American (GBP)                                  16,510        411

 BHP Billiton (AUD)                                    126,300       1,940

 Bluescope Steel (AUD) ss.                             164,461       1,257

 Corus (GBP) *                                         357,515       409

 Gibraltar Industries ss.                              4,100         101

 Lihir Gold (AUD) *ss.                                 137,620       126

 Meridian Gold *ss.                                    13,900        269

 Nippon Steel (JPY)                                    323,000       894

 Nucor                                                 183,800       11,458

 Phelps Dodge                                          60,600        6,451

 SSAB Svenskt Stal, Series A (SEK)                     31,589        831

 Steel Dynamics ss.                                    8,700         388

 Voestalpine (EUR) ss.                                 6,391         533

                                                                     26,652

 Paper & Forest Products  0.4%
 Buckeye Technologies *ss.                             14,000        168

 MeadWestvaco                                          53,100        1,665

 UPM-Kymmene (EUR)                                     10,091        225

 Weyerhaeuser                                          32,300        2,162

                                                                     4,220

 Total Materials                                                     49,301

 TELECOMMUNICATION SERVICES  1.9%
 Diversified Telecommunication Services  0.8%
 Arbinet Holdings *                                    500           12

 Cable & Wireless (GBP)                                69,571        172

 China Telecom (HKD)                                   1,281,000     491

 Compania de Telecomunicaciones de Chile ADR
 Class A ss.                                           28,300        336

 Eircom Group (EUR)                                    130,439       372

 Royal KPN (EUR)                                       80,077        776

 Sprint                                                144,100       3,412

 Tele Norte Leste ADR ss.                              26,100        430

 Tele2, Series B (SEK) ss.                             13,446        479

 Telenor (NOK)                                         130,872       1,205

 Telus (Non-voting shares)                             28,000        835

                                                                     8,520

 Wireless Telecommunication Services  1.1%
 America Movil ADR, Series L                           33,300        1,955

 Bouygues (EUR)                                        20,297        881

 China Unicom (HKD)                                    202,000       180

 KDDI (JPY)                                            141           727

 mmO2 (GBP) *                                          486,097       1,131

 Nextel Communications, Class A *                      110,000       3,237

 Spectrasite *                                         6,900         426

 Vodafone ADR                                          93,550        2,460

 Western Wireless, Class A *                           2,300         90

                                                                    11,087

 Total Telecommunication Services                                    19,607

 UTILITIES  1.7%
 Electric Utilities  1.3%
 Black Hills ss.                                       3,000         95

 Cleco                                                 6,700         136

 E.On (EUR)                                            24,851        2,237

 El Paso Electric *                                    4,200         84

 Exelon                                                49,500        2,245

 FirstEnergy                                           49,256        2,031

 Hong Kong Electric (HKD)                              52,000        237

 Iberdrola (EUR) ss.                                   27,354        722

 TEPCO (JPY)                                           22,600        555

 TXU                                                   63,900        4,873

 Unisource Energy                                      2,100         64

                                                                     13,279

 Gas Utilities  0.2%
 Australian Gas Light (AUD)                            23,159        262

 Centrica (GBP)                                        174,073       792

 Toho Gas (JPY)                                        150,000       545

                                                                     1,599

 Multi-Utilities & Unregulated Power  0.2%
 Constellation Energy Group                            35,400        1,822

 United Utilities (GBP)                                34,117        408

                                                                     2,230

 Total Utilities                                                     17,108

 Total Common Stocks (Cost  $488,235)                                676,631

 PREFERRED STOCKS  0.1%
 Fresenius (EUR)                                       3,823         448

 Porsche (EUR) ss.                                     756           547

 Total Preferred Stocks (Cost  $485)                                 995

 CORPORATE BONDS  4.8%
 ABN Amro Bank (Chicago), 7.125%, 6/18/07              300,000       319

 ACE INA Holdings, 5.875%, 6/15/14                     330,000       342

 AIG Sunamerica Global Financing XII, 144A, 5.30%,     575,000       590
5/30/07
 Alabama Power, VR, 3.06%, 5/25/09                     295,000       295

 Alcan Aluminum, 6.125%, 12/15/33                      345,000       371

 Allstate Financial Global Funding
 144A, 5.25%, 2/1/07                                   285,000       292

 Amerada Hess, 7.875%, 10/1/29                         260,000       321

 America Movil
 5.50%, 3/1/14                                         245,000       246

 6.375%, 3/1/35                                        205,000       204

 Amgen, 144A, 4.00%, 11/18/09                          235,000       231

 AOL Time Warner, 7.625%, 4/15/31                      325,000       397

 Appalachian Power, 4.80%, 6/15/05                     355,000       357

 AT&T Broadband, 8.375%, 3/15/13                       440,000       535

 AT&T Wireless, 8.75%, 3/1/31                          320,000       436

 Atmos Energy, 4.00%, 10/15/09                         400,000       391

 Baker Hughes, 6.875%, 1/15/29                         450,000       540

 Bank of America, 4.875%, 9/15/12                      530,000       538

 Bank of America Capital Trust, 5.625%, 3/8/35         410,000       404

 Bank One, 5.25%, 1/30/13                              550,000       559

 BB&T, 6.50%, 8/1/11                                   145,000       159

 Belo, 8.00%, 11/1/08                                  175,000       195

 Black Hills, 6.50%, 5/15/13                           320,000       334

 Buckeye Partners, 5.30%, 10/15/14                     110,000       111

 Bunge Limited Finance, 4.375%, 12/15/08               405,000       403

 Canadian National Railway, 6.25%, 8/1/34              435,000       479

 Canadian Natural Resources, 7.20%, 1/15/32            560,000       665

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        310,000       324

 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        330,000       323

 Centerpoint Energy, 7.25%, 9/1/10                     275,000       304

 Centex, 4.55%, 11/1/10                                325,000       320

 Chancellor Media, 8.00%, 11/1/08                      195,000       215

 CIT Group, 5.00%, 2/1/15                              630,000       622

 ConocoPhillips, 5.90%, 10/15/32                       500,000       537

 Countrywide Home Loans, 4.125%, 9/15/09               410,000       403

 CVS, 4.00%, 9/15/09                                   225,000       222

 DaimlerChrysler
 6.50%, 11/15/13                                       425,000       459

 VR, 2.94%, 9/10/07                                    325,000       326

 Deutsche Telekom International Finance
 STEP, 8.75%, 6/15/30                                  290,000       391

 Developers Diversified Realty, 3.875%, 1/30/09        285,000       275

 Devon Financing, 7.875%, 9/30/31                      280,000       359

 Diamond Offshore Drilling, 144A, 5.15%, 9/1/14        260,000       260

 Dominion Resources, 5.00%, 3/15/13                    270,000       271

 Dow Chemical, 6.125%, 2/1/11                          245,000       264

 Duke Capital
 4.302%, 5/18/06                                       195,000       196

 6.25%, 2/15/13                                        340,000       366

 Encana Holdings Finance, 5.80%, 5/1/14                425,000       448

 EOP Operating, 4.65%, 10/1/10                         290,000       288

 Exelon Generation, 5.35%, 1/15/14                     310,000       315

 First Union, 6.40%, 4/1/08                            150,000       160

 Ford Motor Credit
 5.80%, 1/12/09                                        1,115,000     1,115

 VR, 3.75%, 11/16/06                                   215,000       215

 France Telecom, STEP, 8.50%, 3/1/11                   310,000       363

 Franklin Resources, 3.70%, 4/15/08                    110,000       108

 Fund American Companies, 5.875%, 5/15/13              385,000       393

 General Electric Capital, 6.00%, 6/15/12              370,000       398

 Genworth Financial, 5.75%, 6/15/14                    390,000       410

 GlaxoSmithKline, 5.375%, 4/15/34                      265,000       265

 GM, 8.375%, 7/15/33                                   690,000       678

 GMAC, 7.25%, 3/2/11                                   460,000       468

 Goldman Sachs Capital I, 6.345%, 2/15/34              815,000       868

 GTECH, 144A, 4.50%, 12/1/09                           235,000       232

 Halliburton, 144A, VR, 3.45%, 1/26/07                 410,000       410

 Harrah's Operating, 5.50%, 7/1/10                     205,000       211

 HBOS, 144A, 6.00%, 11/1/33                            345,000       367

 Hearst-Argyle, 7.00%, 1/15/18                         255,000       284

 Highmark, 144A, 6.80%, 8/15/13                        320,000       343

 Hospira, 4.95%, 6/15/09                               400,000       404

 Household Finance, 6.375%, 11/27/12                   240,000       263

 Huntington National Bank, 4.375%, 1/15/10             400,000       396

 Hutchison Whampoa, 144A, 5.45%, 11/24/10              250,000       258

 International Lease Finance, 6.375%, 3/15/09          380,000       406

 International Speedway, 4.20%, 4/15/09                185,000       182

 John Deere Capital, 7.00%, 3/15/12                    370,000       423

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            190,000       217

 Kinder Morgan, 6.50%, 9/1/12                          365,000       399

 Kraft Foods, 5.625%, 11/1/11                          375,000       395

 Kroger, 8.05%, 2/1/10                                 410,000       469

 Lear, 144A, 5.75%, 8/1/14                             180,000       181

 Lennar, 144A, 5.50%, 9/1/14                           310,000       313

 Masco, 5.875%, 7/15/12                                500,000       534

 MBNA America Bank, 4.625%, 8/3/09                     430,000       431

 McCormick, 6.40%, 2/1/06                              775,000       793

 MetLife, 6.125%, 12/1/11                              485,000       525

 Miller Brewing, 144A, 5.50%, 8/15/13                  505,000       522

 Morgan Stanley, 3.625%, 4/1/08                        585,000       577

 Motorola, 5.80%, 10/15/08                             380,000       396

 Nationwide Financial Services, 5.90%, 7/1/12          435,000       461

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     220,000       221

 News America, 144A, 6.20%, 12/15/34                   230,000       237

 NLV Financial, 144A, 7.50%, 8/15/33                   245,000       268

 Northern Trust, 4.60%, 2/1/13                         215,000       212

 NVR, 5.00%, 6/15/10                                   300,000       302

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            155,000       155

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      265,000       295

 144A, VR, 3.79%, 6/15/10                              400,000       408

 PG&E
 6.05%, 3/1/34                                         320,000       338

 VR, 3.26%, 4/3/06                                     92,000        92

 Pinnacle West Capital, 6.40%, 4/1/06                  300,000       308

 Pioneer Natural Resource, 5.875%, 7/15/16             220,000       229

 Plains All American Pipeline, 7.75%, 10/15/12         190,000       220

 PPL Capital Funding, 4.33%, 3/1/09                    415,000       410

 Praxair, 2.75%, 6/15/08                               345,000       330

 Principal Life Global Funding, 144A, 5.125%, 10/15/13 375,000       376

 Progress Energy, 6.75%, 3/1/06                        245,000       252

 Prudential Financial, 3.75%, 5/1/08                   300,000       296

 Public Service of New Mexico, 4.40%, 9/15/08          325,000       324

 Puget Sound Energy, VR, 2.96%, 7/14/06                425,000       425

 Pulte Homes, 7.875%, 8/1/11                           300,000       343

 Reckson Operating Partnership, 5.15%, 1/15/11         350,000       348

 Rogers Cable, 5.50%, 3/15/14                          330,000       318

 Ryland Group, 5.375%, 1/15/15                         145,000       144

 Sealed Air, 144A, 5.375%, 4/15/08                     315,000       322

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 165,000       187

 Sempra Energy, 6.00%, 2/1/13                          340,000       361

 Simon Property Group, 3.75%, 1/30/09                  370,000       359

 SLM Corporation
 VR, 3.78%, 4/1/09                                     310,000       307

 VR, 4.625%, 1/26/09                                   435,000       436

 Sprint Capital, 6.90%, 5/1/19                         460,000       516

 SunGard Data Systems, 3.75%, 1/15/09                  215,000       207

 Telecom Italia Capital, 5.25%, 11/15/13               315,000       318

 Telefonos De Mexico, 144A, 4.75%, 1/27/10             280,000       279

 Telus, 8.00%, 6/1/11                                  265,000       310

 TGT Pipeline, 144A, 5.50%, 2/1/17                     100,000       100

 Transamerica, 144A, 7.65%, 12/1/26                    175,000       203

 Transocean, 7.50%, 4/15/31                            230,000       286

 TXU Energy, VR, 3.42%, 1/17/06                        95,000        95

 U.S. Bank, 2.87%, 2/1/07                              355,000       347

 U.S. Cellular, 6.70%, 12/15/33                        210,000       225

 United Air Lines, ETC, 9.20%, 3/22/08 ^               169,007       74

 UST, 6.625%, 7/15/12                                  470,000       520

 Verizon Global Funding, 7.75%, 12/1/30                320,000       397

 Webster Financial, 5.125%, 4/15/14                    395,000       390

 Wells Fargo, VR, 2.59%, 3/23/07                       475,000       475

 Westar Energy, 7.875%, 5/1/07                         205,000       221

 Western Power Distribution Holdings
 144A, 6.875%, 12/15/07                                215,000       224

 Weyerhaeuser
 6.75%, 3/15/12                                        185,000       207

 7.375%, 3/15/32                                       80,000        96

 Wyeth, 6.50%, 2/1/34                                  235,000       259

 XL Capital, 6.50%, 1/15/12                            335,000       364

 XTO Energy, 6.25%, 4/15/13                            260,000       282

 Yum! Brands, 7.70%, 7/1/12                            400,000       468

 Total Corporate Bonds (Cost  $47,602)                               48,721

 ASSET-BACKED SECURITIES  0.8%
 BankBoston Home Equity Loan Trust
 Series 1998-1, Class A6, 6.35%, 2/25/13               707,835       736

 Capital Auto Receivables Asset Trust
 Series 2002-2, Class CERT, 4.18%, 10/15/07            237,297       238

 Chase Funding Mortgage Loan
 Series 2002-2, Class 1M1, 5.599%, 9/25/31             150,000       151

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS, 3.75%, 5/15/08             116,814       117

 Series 2003-A, Class A4, 2.06%, 12/15/09              610,000       591

 CIT RV Trust, Series 1998-A
 Class A4, 6.09%, 2/15/12                              79,741        80

 Citibank Credit Card Issuance Trust
 Series 2001-C1, Class C1, VR, 2.68%, 1/15/10          460,000       467

 Series 2004-C1, Class C1, VR, 3.05%, 7/15/13          1,025,000     1,027

 Countrywide Asset-Backed Certificates
 Series 2003-5, Class AF3, 3.613%, 4/25/30             620,000       617

 Hyundai Auto Receivables Trust
 Series 2003-A, Class A4, 3.02%, 10/15/10              360,000       353

 Series 2003-A, Class D, 4.06%, 10/15/10               160,000       160

 MBNA Master Credit Card Trust II
 Series 2000-D, Class C, 144A, 8.40%, 9/15/09          850,000       922

 Morgan Stanley Auto Loan Trust
 Series 2004-HB1, Class C, VR, 2.88%, 10/15/11         218,765       217

 Peco Energy Transition Trust
 Series 2001-A, Class A1, 6.52%, 12/31/10              925,000       1,014

 Reliant Energy Transition Bond
 Series 2001-1, Class A4, 5.63%, 9/15/15               775,000       820

 World Financial Network
 Series 2003-A, Class A2, VR, 2.96%, 5/15/12           800,000       804

 Total Asset-Backed Securities (Cost  $8,252)                        8,314

 NON-U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 1.5%
 Banc of America Commercial Mortgage

 Series 2003-1, Class A2, CMO, 4.648%, 9/11/36         700,000       694

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        200,311       198

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.30%, 1/25/34     1,174,784     1,170

 Series 2004-1, Class 3A2, CMO, VR, 5.001%, 10/25/34   440,154       438

 Series 2004-A, Class 2A2, CMO, VR, 4.148%, 2/25/34    680,291       680

 Series 2004-D, Class 2A2, CMO, VR, 4.222%, 5/25/34    465,703       462

 Series 2004-H, Class 2A2, CMO, VR, 4.815%, 9/25/34    398,078       399

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41     154,875       153

 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41        1,700,000     1,680

 Citigroup Commercial Mortgage Trust
 Series 2004-C2, Class A1, CMO, 3.787%, 10/15/41       146,852       146

 DLJ Commercial Mortgage
 Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32       200,000       220

 GE Capital Commercial Mortgage
 Series 2001-1, Class A2, CMO, 6.531%, 3/15/11         815,000       885

 GMAC Commercial Mortgage Securities
 Series 2001-C2, Class A2, CMO, 6.70%, 4/15/34         1,125,000     1,234

 Greenwich Capital Commercial Funding
 Series 2004-GG1A, Class A2, CMO, 3.835%, 10/8/08      725,000       717

 Series 2005-GG3, Class AAB, 4.619%, 8/10/42           275,000       272

 J.P. Morgan Chase Commercial Mortgage
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35      750,000       786

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       885,000       954

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29        1,000,000     956

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29    950,000       953

 Series 2005-C1, Class A4, CMO, 4.742%, 2/15/30        700,000       690

 Morgan Stanley Capital Trust
 Series 2005-TOP17, Class A5, 4.78%, 12/31/41          400,000       395

 Wachovia Bank Coommercial Mortgage Trust
 Series 2005-C16, Class A4, 4.847%, 10/15/41           245,000       243

 Washington Mutual, Series 2004-AR1
 Class A, CMO, VR, 4.229%, 3/25/34                     386,030       376

 Total Non-U.S. Government Mortgage-Backed Securities
(Cost $14,884)                                                       14,701

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES  1.2%
 Asian Development Bank, 6.25%, 6/15/11 (AUD)          2,145,000     1,739

 Bundesrepublic, 5.00%, 1/4/12 (EUR)                   525,000       765

 European Investment Bank, 5.75%, 9/15/09 (AUD)        1,440,000     1,138

 Federal Republic of Germany, 5.00%, 5/20/05 (EUR)     3,305,000     4,409

 Government of Canada, 5.25%, 6/1/12 (CAD)             2,935,000     2,553

 Republic of Italy, 5.875%, 8/14/08 (AUD)              325,000       257

 Republic of South Africa, 6.50%, 6/2/14 ss.           525,000       573

 United Mexican States
 6.375%, 1/16/13                                       390,000       413

 VR, 3.33%, 1/13/09 ss.                                290,000       294

 Total Foreign Government Obligations & Municipalities
(Cost $10,463)                                                       12,141

 U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 7.0%
 U.S. Government Agency Obligations +/- 5.8%
 Federal Home Loan Mortgage
 4.50%, 11/1/18 - 5/1/19                               897,309       889

 5.00%, 12/1/08 - 11/1/33                              3,092,192     3,092

 5.50%, 12/1/33                                        415,897       420

 6.00%, 10/1/16 - 3/1/33                               4,794,350     4,935

 6.50%, 10/1 - 12/1/08                                 19,998        21

 7.00%, 10/1/08 - 6/1/32                               403,378       426

 ARM, 4.577%, 9/1/32                                   238,334       240

 CMO
 4.50%, 3/15/16                                        1,950,000     1,920

 5.00%, 10/15 - 11/15/27                               1,975,000     1,981

 5.50%, 4/15/28                                        1,625,000     1,670

 6.50%, 3/15/11                                        3,271,000     3,413

 CMO, IO
 4.50%, 6/15/11 - 4/15/18                              1,982,259     187

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/19                                6,891,525     6,820

 5.00%, 10/1/18 - 3/1/34                               5,742,647     5,705

 5.50%, 1/1/17 - 12/1/34                               12,112,287    12,326

 6.00%, 10/1/13 - 11/1/34                              4,807,593     4,940

 6.50%, 8/1/08 - 12/1/32                               2,838,927     2,965

 7.00%, 2/1/30 - 4/1/32                                188,551       199

 8.00%, 5/1/07 - 6/1/10                                6,160         7

 8.50%, 8/1/06 - 11/1/21                               2,770         3

 CMO
 2.91%, 11/25/33                                       445,324       444

 3.50%, 4/25/13                                        600,000       595

 5.00%, 3/25/15                                        1,175,000     1,181

 7.25%, 5/25/20                                        335,209       348

 CMO, IO
 5.50%, 11/25/28                                       443,780       32

 6.50%, 2/1/32                                         196,324       40

 TBA
 4.50%, 1/1/19                                         2,925,000     2,887

 5.50%, 1/1/18                                         209,000       214

                                                                     57,900

 U.S. Government Obligations 1.2% Government National Mortgage Assn.
 5.00%, 7/15 - 9/15/33                                 6,148,407     6,139

 5.50%, 1/20 - 5/20/34                                 3,627,080     3,686

 6.00%, 5/15/17 - 1/20/35                              1,177,910     1,215

 6.50%, 1/15/26 - 2/15/29                              208,601       220

 7.00%, 3/15/13 - 9/20/27                              379,332       401

 7.50%, 2/15/16 - 1/15/30                              129,184       138

 8.00%, 9/15/22 - 10/20/25                             69,617        76

 CMO, VR, 2.946%, 2/1/05                               510,000       490

                                                                     12,365

 Total U.S. Government & Agency Mortgage-Backed
Securities (Cost  $70,193)                                           70,265

 U.S. GOVERNMENT AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED) 7.4%
 U.S. Government Agency Obligations +/- 1.3%
 Federal Home Loan Bank, , 5.75%, 5/15/12 ss.          1,500,000     1,612

 Federal Home Loan Mortgage
 2.75%, 3/15/08 ss.                                    1,725,000     1,664

 4.625%, 2/15/07 (EUR)                                 1,210,000     1,666

 5.125%, 7/15/12 ss.                                   705,000       732

 Federal National Mortgage Assn.
 3.25%, 8/15/08 ss.                                    330,000       322

 3.375%, 12/15/08 ss.                                  3,065,000     2,988

 4.375%, 9/15/12 ss.                                   860,000       851

 6.00%, 5/15/11 ss.                                    1,685,000     1,825

 7.125%, 1/15/30                                       1,270,000     1,633

 Resolution Funding, 8.125%, 10/15/19                  210,000       278

                                                                     13,571

 U.S. Treasury Obligations  6.1%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                   825,000       907

 6.00%, 2/15/26 ss.                                    1,510,000     1,748

 6.125%, 8/15/29 ss.                                   165,000       197

 6.25%, 8/15/23 - 5/15/30 ss.                          2,970,000     3,588

 6.375%, 8/15/27                                       965,000       1,173

 7.50%, 11/15/16 ss.                                   2,160,000     2,742

 8.50%, 2/15/20 ss.                                    685,000       965

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/25 ss.                                     2,569,687    2,748
 U.S. Treasury Notes
 1.50%, 3/31/06 ss.                                      65,000        64

 2.875%, 11/30/06 ss.                                    17,100,000    16,916

 3.25%, 8/15/07 ss.++                                    600,000       594

 3.375%, 11/15 - 12/15/08 ss.                            7,930,000     7,789

 3.50%, 11/15/06 ss.                                     8,695,000     8,698

 4.00%, 6/15/09 ss.                                      8,105,000     8,129

 4.25%, 11/15/13 ss.                                     950,000       945

 5.00%, 8/15/11 ss.++                                    1,450,000     1,520

 5.75%, 8/15/10 ss.                                      1,495,000     1,619

 U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14   843,100       867

                                                                       61,209

 Total U.S. Government Agency Obligations
 (excluding Mortgage-Backed) (Cost  $73,420)                           74,780

 MUNICIPAL BONDS  0.4%
 California, GO
 5.25%, 4/1/34                                          205,000      217

 Economic Recovery, 5.00%, 7/1/16                       200,000      215

 Clark County Nevada School Dist., GO
 5.00%, 6/15/18 (MBIA Insured)                          390,000      420

 Kansas Dev. Fin. Auth., Public Employee Retirement
 5.501%, 5/1/34 (FSA Insured)                           240,000      248

 New York, GO, 5.00%, 8/1/15                            600,000      643

 New York State Urban Dev. Corp., Corrections & Youth
 Fac., 5.25%, 1/1/21 (Tender 1/1/09)                    455,000      489

 North Carolina, GO, 5.25%, 3/1/13                      1,245,000    1,400

 Oregon, GO, Taxable Pension, 5.892%, 6/1/27            130,000      142

 Total Municipal Bonds (Cost  $3,747)                                3,774

 DOMESTIC BOND MUTUAL FUNDS  4.7%
 T. Rowe Price Institutional High Yield Fund, 6.67% p+  4,318,467    47,114

 Total Domestic Bond Mutual Funds (Cost  $45,296)                    47,114

 SHORT-TERM INVESTMENTS  5.3%
 Money Market Fund  5.3%
 T. Rowe Price Reserve Investment Fund, 2.55% #+        53,199,654   53,200

 Total Short-Term Investments (Cost  $53,200)                        53,200

 SECURITIES LENDING COLLATERAL  12.0%
 Money Market Pooled Account  1.6%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.572% #                  16,427,808   16,428

                                                                      16,428

 Money Market Trust  10.4%
 State Street Bank and Trust Company of New Hampshire
N.A. Securities Lending Quality Trust units, 2.519% #    104,169,964  104,170

                                                                      104,170

 Total Securities Lending Collateral (Cost  $120,598)                 120,598

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (48)

 Total Futures Contracts                                             (48)

 Total Investments in Securities
 112.4% of Net Assets (Cost $936,375)                               $1,131,186



 (1)  Denominated in U.S. dollars unless otherwise noted
#     Seven-day yield
 *    Non-income producing
ss.   All or a portion of this security is on loan at
      February 28, 2005 - See Note 2
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ^    In default with respect to payment of interest
 ++   All or a portion of this security is pledged to cover
      margin requirements on futures contracts at February 28,
      2005.
 +    Affiliated company - See Note 4
 *    Valued by the T. Rowe Price Valuation Committee,
      established by the fund's Board of Directors.
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $8,149 and represents 0.8% of net assets
 ADR  American Depository Receipts
 ARM  Adjustable Rate Mortgage
 AUD  Australian dollar
 CAD  Canadian dollar
 CHF  Swiss franc
 CMO  Collateralized Mortgage Obligation
 DKK  Danish krone
 ETC  Equipment Trust Certificate
 EUR  Euro
 FSA  Financial Security Assurance Inc.
 GBP  British pound
 GDS  Global Depository Shares
 GO   General Obligation
 HKD  Hong Kong dollar
 IO Interest Only security for which the fund receives interest on notional principal (par)
 JPY  Japanese yen
 KRW  South Korean won
 MBIA MBIA Insurance Corp.
 MXN  Mexican
 peso MYR Malaysian ringgit
 NOK  Norwegian krone
 NZD  New Zealand dollar
 REIT Real Estate Investment Trust
 SEK  Swedish krona
 SGD  Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
 VR   Variable Rate; rate shown is effective rate at period-end

 (2) Open Futures Contracts at Februay
28, 2005 were as follows:
 ($ 000s)
                                                         Contract  Unrealized
                                           Expiration    Value     Gain (Loss)
 Short, 117 U.S Treasury five year notes
 contracts, $130 par of 3.25% and $60 par
 of 5.00% U.S. Treasury Notes
 pledged as initial margin                  6/05         $(12,587)  $     43

 Net payments (receipts) of variation
 margin to date                                                           (91)

 Variation margin receivable (payable)
 on open futures contracts                                          $     (48)



 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2005, the value of loaned securities was $119,889,000; aggregate collateral consisted of $120,598,000 in money market pooled accounts and U.S. government securities valued at $4,114,000


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $936,375,000. Net unrealized gain aggregated $194,912,000 at period-end, of which $204,441,000 related to appreciated investments and $9,529,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended February 28, 2005, dividend income from the Reserve Funds totaled $701,000, and the value of shares of the Reserve Funds held at February 28, 2005 and May 31, 2004 was $53,200,000 and $39,900,000, respectively.

  The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Balanced Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2005, purchases and sales of High Yield Fund were $6,686,000 and $32,165,000, respectively. Realized gains during the period were $135,000, and investment income during the period was $4,487,000. At February 28, 2005 and May 31, 2005, the value of shares of High Yield Fund held were $47,114,000 and $70,911,000, respectively.



 T. Rowe Price Personal Strategy Growth Fund
 (Unaudited)                                           February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)
 (Cost and value in $ 000s)                           Shares/$Par   Value

 COMMON STOCKS  87.0%
 CONSUMER DISCRETIONARY  11.9%
 Auto Components  0.2%
 Autoliv GDR (SEK)                                     14,200        711

 Keystone Automotive *ss.                              4,900         112

 Koito Manufacturing (JPY) ss.                         32,000        295

 Strattec Security *                                   1,400         78

 TRW Automotive *                                      4,800         97

                                                                     1,293

 Automobiles  1.0%
 Ford Motor                                            177,500       2,245

 Harley-Davidson                                       25,300        1,566

 Honda (JPY)                                           7,800         419

 Peugeot (EUR) ss.                                     6,076         398

 Renault (EUR) ss.                                     5,996         543

 Toyota Motor (JPY)                                    46,000        1,793

 Winnebago ss.                                         700           25

                                                                     6,989

 Distributors  0.0%
 Cycle & Carriage (SGD)                                9,758         70

 Pacific Brands (AUD) ss.                              96,571        199

                                                                     269

 Hotels, Restaurants & Leisure  1.9%
 Applebee's                                            5,662         162

 BJ's Restaurants *ss.                                 5,000         81

 Carnival                                              61,900        3,366

 CEC Entertainment *ss.                                3,800         147

 Great Wolf Resorts *ss.                               2,300         57

 Hilton Group (GBP)                                    47,658        287

 International Game Technology                         79,000        2,406

 Marriott, Class A                                     19,300        1,237

 McDonald's                                            23,500        777

 Mitchells & Butlers (GBP)                             44,047        293

 Panera Bread, Class A *ss.                            4,400         235

 PF Chang's China Bistro *ss.                          3,700         203

 Red Robin Gourmet Burgers *ss.                        2,300         104

 Ruby Tuesday                                          3,400         82

 Sonic *                                               11,062        373

 Starbucks *                                           11,600        601

 Starwood Hotels & Resorts Worldwide, Equity Units     38,900        2,227

 Texas Roadhouse, Class A *ss.                         800           22

 The Cheesecake Factory *ss.                           10,750        366

 Whitbread (GBP)                                       20,089        349

                                                                     13,375

 Household Durables  1.2%
 Fortune Brands                                        11,000        891

 Goldcrest Company (JPY) ss.                           5,540         343

 Jarden *ss.                                           6,600         287

 Newell Rubbermaid                                     181,400       4,044

 Persimmon (GBP)                                       26,816        401

 Philips Electronics (EUR) *                           12,448        344

 Pioneer (JPY) ss.                                     17,800        314

 Sony (JPY) ss.                                        22,000        836

 THOMSON Multimedia (EUR) *ss.                         28,173        759

                                                                     8,219

 Internet & Catalog Retail  0.4%
 Amazon.com *                                          12,600        443

 eBay *                                                46,400        1,988

 J. Jill Group *ss.                                    11,300        163

 priceline.com *ss.                                    4,800         108

                                                                     2,702

 Leisure Equipment & Products  0.5%
 Brunswick                                             10,300        480

 Eastman Kodak                                         62,700        2,131

 MarineMax *ss.                                        5,100         175

 Nikon (JPY) ss.                                       20,000        250

 Polaris Industries ss.                                2,400         168

 SCP Pool                                              6,375         217

                                                                     3,421

 Media  3.5%
 Aegis Group (GBP)                                     226,347       428

 Astro All Asia, 144A (MYR) **                         63,700        93

 Comcast
 Class A *                                             136,957       4,458

 Special Class A *                                     66,400        2,115

 Disney                                                101,900       2,847

 Emmis Communications *ss.                             5,200         97

 Entercom Communications *                             3,800         131

 Gestevision Telecino (EUR) *                          1,300         29

 Getty Images *                                        1,500         107

 Liberty Media, Class A *                              64,500        654

 McGraw-Hill                                           4,200         386

 New York Times, Class A                               62,700        2,299

 News Corp, Class A *                                  111,700       1,859

 Omnicom                                               7,800         710

 Publicis (EUR)                                        16,886        514

 Scholastic *                                          10,900        387

 Scripps, Class A                                      27,400        1,265

 Singapore Press (SGD)                                 56,000        157

 Time Warner *                                         143,400       2,471

 Viacom, Class B                                       74,688        2,607

 Washington Post, Class B                              868           779

 WPP Group (GBP)                                       34,934        401

 WPP Group ADR ss.                                     5,200         299

 Young Broadcasting *ss.                               3,500         31

                                                                     25,124

 Multiline Retail  1.1%
 Big Lots *                                            6,100         71

 Kohl's *                                              20,700        991

 Neiman Marcus, Class A ss.                            1,000         72

 Nordstrom                                             49,400        2,656

 Target                                                79,700        4,050

                                                                     7,840

 Specialty Retail  2.0%
 AC Moore Arts & Crafts *ss.                           2,800         71

 AnnTaylor Stores *                                    17,350        384

 Aoyama Trading (JPY) *                                4,700         124

 Best Buy                                              38,700        2,091

 Charles Voegele (CHF) *                               3,268         160

 Christopher & Banks ss.                               7,375         121

 Dixons Group (GBP)                                    98,135        303

 Esprit Holdings (HKD)                                 32,500        232

 Gymboree *ss.                                         9,900         119

 Home Depot                                            135,450       5,421

 Hot Topic *ss.                                        10,000        214

 Kesa Electricals (GBP)                                17,712        111

 Linens 'n Things *                                    4,900         132

 Monro Muffler Brake *                                 7,200         193

 Nobia (SEK) *                                         19,408        382

 Select Comfort *ss.                                   4,500         93

 The Finish Line, Class A ss.                          3,800         78

 Toys "R" Us *                                         159,200       3,641

                                                                     13,870

 Textiles, Apparel, & Luxury Goods  0.1%
 Adidas-Salomon (EUR) *                                2,041         307

 Culp *ss.                                             2,000         12

 Unifi *ss.                                            5,200         22

 Warnaco Group *                                       2,100         50

 World Company (JPY)                                   6,000         220

                                                                     611

 Total Consumer Discretionary                                        83,713

 CONSUMER STAPLES  6.8%
 Beverages  1.3%
 Allied Domecq (GBP)                                   48,483        484

 Asahi Breweries (JPY)                                 23,000        300

 Coca-Cola                                             125,300       5,363

 Kirin Brewery (JPY)                                   42,000        429

 Lion Nathan (NZD)                                     65,053        380

 PepsiCo                                               40,200        2,165

                                                                     9,121

 Food & Staples Retailing  2.3%
 Casey's General Stores ss.                            18,700        337

 Casino Guichard Perrachon (EUR) ss.                   6,950         579

 Coles Myer (AUD)                                      38,201        289

 CVS                                                   114,400       5,701

 J Sainsbury (GBP)                                     53,401        293

 Matsumotokiyoshi (JPY) ss.                            7,400         218

 METRO (EUR)                                           20,973        1,178

 Performance Food Group *ss.                           11,400        309

 Sysco                                                 28,600        984

 Tesco (GBP)                                           84,324        495

 Wal-Mart                                              97,900        5,053

 Wal-Mart de Mexico, Series V (MXN) *                  152,600       561

 Walgreen                                              2,700         116

 Wild Oats Markets *ss.                                7,200         46

 York-Benimaru (JPY)                                   7,200         212

                                                                     16,371

 Food Products  1.0%
 American Italian Pasta, Class A ss.                   3,300         89

 Associated British Foods (GBP)                        29,597        438

 Campbell Soup                                         60,600        1,679

 General Mills                                         51,220        2,682

 Koninklijke Wessanen GDS (EUR)                        24,413        342

 Nestle (CHF)                                          4,357         1,211

 Seneca Foods
 Class A *                                             2,200         38

 Class B *                                             700           13

 Unilever N.V. (GBP)                                   84,683        810

                                                                     7,302

 Household Products  0.7%
 Colgate-Palmolive                                     72,000        3,810

 Procter & Gamble                                      19,500        1,036

                                                                     4,846

 Personal Products  0.3%
 Chattem *                                             1,400         51

 Gillette                                              36,000        1,809

 L'Oreal (EUR) *ss.                                    2,483         195

                                                                     2,055

 Tobacco  1.2%
 Altria Group                                          97,350        6,391

 UST                                                   36,800        2,011

                                                                     8,402

 Total Consumer Staples                                              48,097

 ENERGY  6.8%
 Energy Equipment & Services  2.4%
 Atwood Oceanics *                                     3,400         234

 Baker Hughes                                          139,000       6,572

 BJ Services                                           11,200        560

 FMC Technologies *                                    14,600        504

 Grant Prideco *                                       26,800        648

 Hanover Compressor *ss.                               13,300        176

 Hydril *ss.                                           3,000         180

 Key Energy Services *                                 5,100         70

 Lone Star Technologies *                              3,100         140

 National Oilwell *ss.                                 9,900         449

 Saipem (EUR)                                          17,872        242

 Schlumberger                                          48,900        3,690

 Seacor Holdings *ss.                                  7,500         472

 Smith International *                                 39,300        2,525

 Transocean *                                          10,800        524

 W-H Energy Services *                                 3,800         100

                                                                     17,086

 Oil & Gas  4.4%
 Bill Barrett *                                        1,200         38

 BP (GBP)                                              68,054        737

 BP ADR                                                79,794        5,180

 ChevronTexaco                                         80,414        4,992

 ENI S.p.A. (EUR)                                      57,599        1,507

 ExxonMobil                                            84,642        5,359

 Forest Oil *ss.                                       12,600        504

 INPEX (JPY) *                                         15            85

 Marathon Oil                                          44,800        2,121

 Murphy Oil                                            8,100         810

 Noble Energy ss.                                      7,200         487

 Oil Search (AUD)                                      195,896       341

 OMV (EUR) *                                           494           171

 Petroleo Brasileiro ADR ss.                           28,800        1,224

 Shell Transport & Trading (GBP)                       144,710       1,358

 Shell Transport & Trading ADR                         6,800         386

 Statoil ASA (NOK) *                                   53,149        967

 TonenGeneral Sekiyu (JPY)                             19,000        198

 Total (EUR) ss.                                       7,887         1,879

 Unocal                                                49,200        2,662

                                                                     31,006

 Total Energy                                                        48,092

 FINANCIALS  18.2%
 Capital Markets  4.1%
 Affiliated Managers Group *ss.                        4,700         304

 AmeriTrade *                                          117,100       1,245

 Babcock & Brown (AUD) *                               49,432        413

 Bank of New York                                      31,900        965

 Charles Schwab                                        102,450       1,076

 Credit Suisse Group (CHF) *                           20,421        890

 Franklin Resources                                    45,200        3,173

 Goldman Sachs                                         22,100        2,404

 Investors Financial Services ss.                      6,300         316

 Legg Mason                                            33,150        2,673

 Macquarie Bank (AUD)                                  20,597        803

 Mellon Financial                                      147,900       4,242

 Merrill Lynch                                         44,500        2,607

 Morgan Stanley                                        23,600        1,333

 National Financial Partners                           2,700         107

 Northern Trust                                        46,000        1,943

 Piper Jaffray *ss.                                    7,600         301

 State Street                                          94,100        4,126

                                                                     28,921

 Commercial Banks  5.0%
 ABN AMRO (EUR)                                        24,917        688

 Alliance & Leicester (GBP)                            28,513        491

 Australia & New Zealand Banking (AUD)                 72,634        1,229

 Banca Intesa (EUR) *                                  108,821       534

 Banco Santander Central Hispano (EUR) ss.             59,934        743

 Banco Santander Chile ADR *                           12,379        436

 Bank Austria Creditanstalt (EUR) *                    8,385         817

 Bank of America                                       125,000       5,831

 Bank of Ireland (EUR)                                 34,518        581

 Bank of Yokohama (JPY) *                              78,000        480

 Barclays (GBP)                                        162,821       1,767

 Barclays ADR ss.                                      1,400         62

 BNP Paribas (EUR) ss.                                 16,954        1,231

 Boston Private Financial ss.                          4,700         127

 Chittenden                                            16,825        447

 Citizens Banking                                      12,500        385

 Community Bancorp *ss.                                400           11

 DBS Group (SGD)                                       71,304        652

 Dexia (EUR)                                           16,657        395

 Glacier Bancorp ss.                                   4,154         132

 Grupo Financiero Banorte (MXN) ss.                    203,708       1,410

 HBOS (GBP)                                            54,135        862

 HSBC (GBP)                                            40,332        674

 Joyo (JPY)                                            76,000        407

 Mitsubishi Tokyo Financial (JPY) *                    37            340

 National Australia Bank (AUD)                         43,253        987

 NORDEA (SEK) *                                        109,674       1,154

 Pinnacle Financial Partners *ss.                      300           7

 Provident Bankshares                                  7,300         244

 Royal Bank of Scotland (GBP)                          54,576        1,872

 S-E-Banken (SEK) *                                    34,987        678

 Sandy Spring Bancorp ss.                              5,000         164

 Signature Bank *ss.                                   800           24

 Southwest Bancorp of Texas                            18,800        358

 Sumitomo Mitsui Financial (JPY) *ss.                  85            590

 Svenska Handelsbanken, Series A (SEK) *               40,469        989

 Texas Capital Bancshares *ss.                         7,400         175

 The 77 Bank (JPY)                                     39,000        277

 U.S. Bancorp                                          119,100       3,543

 UniCredito (EUR) *                                    85,128        497

 Valley National Bancorp                               11,109        289

 Wells Fargo                                           35,600        2,114

 WestAmerica                                           8,700         453

                                                                     35,147

 Consumer Finance  1.3%
 AIFUL (JPY)                                           4,250         489

 American Express                                      112,500       6,092

 SLM Corporation                                       44,200        2,157

                                                                     8,738

 Diversified Financial Services  1.7%
 Citigroup                                             189,903       9,062

 ING Groep GDS (EUR)                                   24,754        761

 J.P. Morgan Chase                                     54,624        1,997

                                                                     11,820

 Insurance  4.6%
 Aioi Insurance (JPY) *                                90,000        449

 American International Group                          156,962       10,485

 Aspen Insurance Holdings                              9,100         235

 Assured Guaranty                                      14,600        277

 Aviva (GBP)                                           34,626        431

 AXA (EUR) *                                           40,553        1,090

 Bristol West Holdings ss.                             8,500         144

 Brown & Brown                                         1,800         84

 CNP Assurances (EUR) ss.                              10,046        719

 Genworth Financial, Class A                           78,300        2,205

 Hannover Rueckversicherung (EUR)                      5,835         250

 Harleysville Group                                    2,500         53

 Hartford Financial Services                           35,800        2,576

 Horace Mann Educators                                 13,200        248

 Infinity Property & Casualty ss.                      7,600         244

 Insurance Australia (AUD) ss.                         63,054        319

 Markel *ss.                                           900           322

 Marsh & McLennan                                      47,500        1,551

 Mitsui Sumitomo Insurance (JPY) *                     41,000        366

 Ohio Casualty *ss.                                    20,900        504

 PartnerRe                                             5,400         338

 QBE Insurance (AUD)                                   30,668        372

 Royal & Sun (GBP)                                     181,744       295

 Safeco  ss.                                           62,700        2,990

 Selective Insurance ss.                               4,900         225

 St. Paul Companies                                    98,650        3,780

 Unipol (EUR) *ss.                                     95,019        440

 W. R. Berkley                                         3,700         190

 XL Capital                                            19,100        1,432

                                                                     32,614

 Real Estate  1.1%
 Arden Realty, REIT                                    6,500         223

 China Overseas Land & Investment (HKD)                970,000       253

 Corio (EUR) *                                         5,937         331

 EastGroup Properties, REIT                            6,800         263

 Equity Lifestyle Properties, REIT                     2,600         87

 Essex Property Trust, REIT                            800           58

 Federal Realty Investment Trust, REIT                 41,800        2,098

 Gables Residential Trust, REIT ss.                    6,000         211

 General Property Trust, Equity Units (AUD)            177,298       515

 LaSalle Hotel Properties, REIT ss.                    3,700         112

 Mirvac Group (AUD)                                    60,275        216

 Parkway Properties, REIT                              3,200         150

 Reckson Associates Realty, REIT                       2,392         73

 Simon Property Group, REIT                            40,540        2,512

 Sun Hung Kai Properties (HKD)                         41,000        381

 Washington SBI, REIT ss.                              7,400         216

 Wheelock (HKD)                                        131,000       202

                                                                     7,901

 Thrifts & Mortgage Finance  0.4%
 Bradford Bingley (GBP)                                80,264        498

 Fannie Mae                                            24,300        1,421

 Frankfort First                                       500           12

 Hypo Real Estate Holding (EUR) *                      18,626        763

 Triad Guaranty *ss.                                   2,200         115

                                                                     2,809

 Total Financials                                                    127,950

 HEALTH CARE  9.4%
 Biotechnology  1.3%
 Abgenix *ss.                                          800           7

 Alexion Pharmaceutical *ss.                           2,500         58

 Alkermes *ss.                                         7,700         90

 Amgen *                                               64,900        3,999

 Amylin Pharmaceuticals *ss.                           3,800         81

 Anadys Pharmaceuticals *ss.                           4,300         33

 Biogen Idec *                                         24,200        935

 Cephalon *ss.                                         2,905         143

 CSL Limited (AUD)                                     7,025         178

 Cubist Pharmaceuticals *ss.                           8,200         85

 CV Therapeutics *ss.                                  900           20

 Cytogen *ss.                                          3,000         38

 Cytokinetics *ss.                                     500           5

 deCode Genetics *ss.                                  4,400         28

 Dynavax Technologies *ss.                             3,000         18

 Exelixis *                                            6,900         49

 Genentech *                                           17,800        840

 Gilead Sciences *                                     52,200        1,804

 InterMune *ss.                                        8,100         89

 Martek Biosciences *ss.                               4,200         281

 Memory Pharmaceuticals *ss.                           2,800         14

 Myriad Genetics *ss.                                  8,000         173

 Neurocrine Biosciences *ss.                           3,600         144

 NPS Pharmaceuticals *ss.                              2,600         37

 ONYX Pharmaceuticals *ss.                             4,100         119

 Rigel Pharmaceuticals *ss.                            2,900         54

 Trimeris *ss.                                         3,800         49

 Vertex Pharmaceuticals *                              11,516        133

                                                                     9,504

 Health Care Equipment & Supplies  1.6%
 Advanced Neuromodulation Systems *ss.                 9,900         292

 Analogic ss.                                          3,300         142

 Baxter International                                  73,100        2,607

 Biomet                                                22,600        954

 Boston Scientific *                                   23,700        774

 DJ Orthopedics *ss.                                   6,000         145

 Edwards Lifesciences *ss.                             4,700         202

 Elekta, Series B (SEK) *                              7,853         260

 Integra LifeSciences *ss.                             6,500         241

 Matthews International, Class A ss.                   9,900         344

 Medtronic                                             58,600        3,054

 NuVasive *ss.                                         4,800         62

 ResMed *ss.                                           9,900         584

 St. Jude Medical *                                    12,000        469

 Steris *                                              8,800         218

 Stryker                                               19,000        944

 Thoratec *ss.                                         4,800         56

 Wilson Greatbatch Technologies *                      4,300         75

 Wright Medical Group *                                200           5

                                                                     11,428

 Health Care Providers & Services  2.7%
 Accredo Health *                                      10,200        435

 Alliance UniChem (GBP)                                16,511        231

 AmerisourceBergen                                     36,500        2,186

 Caremark RX *                                         3,000         115

 Celesio (EUR) *                                       5,973         452

 Henry Schein *                                        5,100         369

 LabOne *ss.                                           2,800         101

 LCA-Vision                                            1,700         49

 Lifeline Systems *                                    5,300         146

 LifePoint Hospitals *ss.                              1,200         48

 Odyssey Healthcare *                                  3,600         41

 Sunrise Senior Living *ss.                            11,000        521

 Symbion *ss.                                          7,000         150

 United Surgical Partners International *ss.           9,100         374

 UnitedHealth Group *                                  91,800        8,368

 VistaCare, Class A *                                  300           5

 WellChoice *                                          3,500         181

 WellPoint *                                           41,100        5,017

                                                                     18,789

 Pharmaceuticals  3.8%
 Abbott Laboratories                                   20,400        938

 Able Laboratories *ss.                                2,200         48

 AstraZeneca ADR                                       12,800        509

 Atherogenics *ss.                                     6,600         109

 Dainippon Pharma (JPY)                                18,000        181

 Eisai (JPY)                                           8,900         302

 Elan ADR *ss.                                         35,900        287

 Eli Lilly                                             5,800         325

 Eon Labs *ss.                                         3,400         103

 Forest Laboratories *                                 9,900         423

 GlaxoSmithKline (GBP)                                 50,400        1,210

 GlaxoSmithKline ADR                                   11,400        550

 Hisamitsu Pharmaceutical (JPY) ss.                    11,000        232

 Inspire Pharmaceuticals *ss.                          8,900         71

 Johnson & Johnson                                     50,200        3,293

 Kobayashi Pharmaceutical (JPY) *ss.                   7,600         201

 Medicines Company *ss.                                2,900         68

 Merck                                                 40,700        1,290

 Nektar Therapeutics *                                 1,300         23

 Novartis (CHF) *ss.                                   34,031        1,710

 Noven Pharmaceuticals *ss.                            7,100         117

 Novo Nordisk, Series B (DKK) *                        3,553         198

 Pfizer                                                103,632       2,724

 Sanofi-Aventis (EUR) ss.                              16,738        1,341

 Schering-Plough                                       144,100       2,731

 Takeda Chemical Industries (JPY)                      8,900         426

 Teva Pharmaceutical ADR ss.                           39,000        1,174

 Theravance *ss.                                       1,200         22

 Wyeth                                                 148,460       6,060

                                                                     26,666

 Total Health Care                                                   66,387

 INDUSTRIALS & BUSINESS SERVICES  10.5%
 Aerospace & Defense  1.5%
 Armor Holdings *                                      11,200        447

 British Aerospace (GBP)                               90,053        443

 General Dynamics                                      9,100         959

 Honeywell International                               44,000        1,671

 Lockheed Martin                                       100,600       5,957

 Mercury Computer Systems *ss.                         3,800         112

 MTC Technologies *ss.                                 300           10

 Rockwell Collins                                      12,200        562

                                                                     10,161

 Air Freight & Logistics  0.5%
 EGL *                                                 9,800         311

 Exel (GBP)                                            26,533        416

 Pacer International *ss.                              4,800         122

 Ryder System                                          2,200         93

 TPG NV (EUR)                                          15,988        447

 UPS, Class B                                          23,700        1,837

 UTi Worldwide *ss.                                    3,100         230

 Yamato Transport (JPY)                                16,000        255

                                                                     3,711

 Airlines  0.0%
 Frontier Airlines *ss.                                5,200         44

 Midwest Express Holdings *ss.                         3,000         8

 Qantas Airways (AUD)                                  80,454        231

                                                                     283

 Building Products  0.1%
 Kaba Holding (CHF)                                    649           197

 Pilkington (GBP)                                      180,993       422

 Quixote ss.                                           1,800         32

 Trex *ss.                                             4,300         196

                                                                      847

 Commercial Services & Supplies  1.8%
 Angelica                                              100           3

 Apollo Group, Class A *                               23,900        1,760

 Cendant                                               51,100        1,130

 Central Parking                                       11,400        158

 ChoicePoint *                                         11,400        459

 Consolidated Graphics *ss.                            8,300         432

 Education Management *                                2,100         61

 Electro Rent *                                        4,300         60

 First Advantage, Class A *                            1,900         36

 G & K Services, Class A                               8,100         347

 Glory Limited (JPY) ss.                               12,000        220

 Herman Miller                                         13,100        380

 Intersections *ss.                                    600           8

 KForce *ss.                                           10,700        122

 LECG *ss.                                             7,200         130

 R.R. Donnelley                                        93,700        3,112

 Resources Connection *ss.                             6,000         298

 Ritchie Brothers Auctioneers                          700           22

 Tetra Tech *ss.                                       13,614        226

 Waste Connections *ss.                                4,900         167

 Waste Management                                      117,743       3,443

 West Corporation *                                    3,000         101

                                                                     12,675

 Construction & Engineering  0.3%
 Acciona (EUR)                                         7,950         746

 Downer EDI (AUD) ss.                                  64,971        258

 Insituform Technologies *ss.                          5,700         90

 JGC (JPY) *ss.                                        24,000        246

 NCC AB, Series B (SEK) *                              32,445        529

                                                                     1,869

 Electrical Equipment  0.1%
 A.O. Smith ss.                                        14,600        384

 American Superconductor *ss.                          1,600         17

 Artesyn Technologies *                                10,000        103

 Sumitomo Electric Industries (JPY)                    24,000        265

 Woodward Governor                                     700           51

                                                                     820

 Industrial Conglomerates  2.8%
 DCC (EUR)                                             27,567        658

 GE                                                    219,800       7,737

 Hutchison Whampoa (HKD)                               54,200        487

 Sembcorp (SGD)                                        236,000       275

 Siemens (EUR)                                         12,306        966

 Tyco International                                    285,298       9,552

                                                                     19,675

 Machinery  2.1%
 3-D Systems *                                         200           4

 Actuant, Class A *ss.                                 7,780         421

 Cascade                                               2,800         101

 Danaher                                               95,400        5,168

 Deere                                                 88,400        6,286

 Fanuc (JPY)                                           6,600         436

 Graco                                                 7,850         303

 Guinness Peat Group (NZD) *                           134,987       226

 Harsco                                                9,300         543

 IDEX ss.                                              3,300         130

 Lindsay Manufacturing ss.                             8,500         198

 NSK (JPY)                                             32,000        170

 SKF, Series B (SEK) *                                 5,915         294

 Toro                                                  3,800         329

                                                                     14,609

 Marine  0.1%
 Nippon Yusen (JPY)                                    100,000       602

                                                                     602

 Road & Rail  1.1%
 Arriva (GBP)                                          45,871        481

 Burlington Northern Santa Fe                          62,700        3,152

 Genesee & Wyoming, Class A *ss.                       1,700         41

 Heartland Express                                     7,459         154

 Knight Transportation ss.                             10,750        284

 Nippon Express (JPY)                                  39,000        199

 Norfolk Southern                                      90,300        3,241

 Overnite ss.                                          4,500         153

                                                                     7,705

 Trading Companies & Distributors  0.1%
 Interline Brands *                                    6,100         113

 Mitsubishi Corporation (JPY)                          46,000        629

 Sumitomo (JPY)                                        25,000        227

                                                                     969

 Total Industrials & Business Services                               73,926

 INFORMATION TECHNOLOGY  12.3%
 Communications Equipment  2.3%
 ADTRAN                                                14,300        268

 Belden CDT ss.                                        13,900        334

 Black Box                                             4,500         175

 Cisco Systems *                                       187,500       3,266

 Corning *                                             405,000       4,645

 F5 Networks *                                         2,900         160

 IXIA *ss.                                             4,100         74

 Juniper Networks *                                    51,800        1,116

 Lucent Technologies *ss.                              541,100       1,661

 Nokia (EUR) *                                         33,194        537

 Nokia ADR *                                           117,900       1,903

 Packeteer *ss.                                        2,700         43

 QUALCOMM                                              44,400        1,603

 Research In Motion *                                  6,900         456

 Riverstone Networks *                                 13,300        13

 Sirf Technology Holdings *ss.                         7,200         81

 Tekelec *ss.                                          3,800         64

                                                                     16,399

 Computers & Peripherals  1.1%
 Creative Technology (SGD)                             8,150         95

 Dell *                                                123,000       4,931

 EMC *                                                 51,300        649

 Emulex *ss.                                           8,500         144

 Gateway *ss.                                          42,100        198

 IBM                                                   6,500         602

 Lexmark International *                               7,000         561

 Synaptics *ss.                                        4,500         107

 Toshiba (JPY) ss.                                     131,000       579

                                                                     7,866

 Electronic Equipment & Instruments  0.3%
 Applied Films *ss.                                    700           16

 Cogent *ss.                                           1,800         44

 Digital Theater Systems *ss.                          5,500         101

 Global Imaging Systems *ss.                           5,700         203

 Hamamatsu Photonics (JPY) ss.                         9,800         229

 KEMET *ss.                                            15,100        123

 Kyocera (JPY)                                         1,900         142

 Littelfuse *                                          6,700         218

 Methode Electronics  ss.                              9,600         107

 Newport *                                             6,500         92

 Orbotech *ss.                                         3,400         78

 Plexus *                                              15,600        165

 Shimadzu (JPY)                                        72,000        473

 TDK (JPY)                                             3,900         284

 Woodhead Industries ss.                               8,100         113

                                                                     2,388

 Internet Software & Services  0.8%
 Digital Insight *                                     8,800         141

 Google, Class A *                                     8,500         1,598

 IAC/InterActiveCorp *ss.                              43,800        986

 MatrixOne *                                           13,100        69

 WebSideStory *ss.                                     1,600         21

 Yahoo! *                                              83,700        2,701

                                                                     5,516

 IT Services  1.8%
 Accenture, Class A *                                  38,100        973

 Affiliated Computer Services, Class A *               23,500        1,215

 Automatic Data Processing                             24,500        1,053

 BISYS Group *                                         8,400         124

 CACI International, Class A *ss.                      6,100         329

 First Data                                            134,240       5,507

 Fiserv *                                              27,300        1,036

 Global Payments ss.                                   7,400         411

 Indra Sistemas (EUR) ss.                              24,053        417

 Iron Mountain *                                       13,825        374

 Logica (GBP)                                          42,954        149

 Maximus ss.                                           8,100         274

 MPS Group *ss.                                        20,200        217

 RightNow Technologies *ss.                            12,000        152

 Trans Cosmos (JPY) *ss.                               7,600         273

                                                                     12,504

 Office Electronics  0.1%
 Canon (JPY)                                           6,600         350

 Neopost (EUR)                                         3,464         289

                                                                     639

 Semiconductor & Semiconductor Equipment  2.5%
 AMIS Holdings *                                       5,300         60

 Analog Devices                                        57,000        2,093

 ASM Lithography (EUR) *ss.                            19,800        366

 Atheros Communications *ss.                           2,500         34

 ATMI *ss.                                             6,900         188

 Brooks-Pri Automation *                               8,300         150

 Cabot Microelectronics *ss.                           4,500         146

 Credence Systems *ss.                                 13,400        117

 Cymer *ss.                                            10,500        303

 Cypress Semiconductor *ss.                            4,800         68

 Entegris *ss.                                         11,600        112

 Exar *ss.                                             8,400         119

 FEI *ss.                                              2,500         62

 Intel                                                 151,000       3,621

 Jenoptik (EUR) *                                      17,652        228

 KLA-Tencor *                                          11,400        563

 Lattice Semiconductor *                               16,500        87

 Linear Technology                                     8,100         316

 Marvell Technology Group *                            7,100         260

 Maxim Integrated Products                             72,500        3,119

 Microchip Technology                                  17,300        475

 Microsemi *ss.                                        3,600         59

 MKS Instruments *ss.                                  12,500        231

 Mykrolis *ss.                                         12,700        172

 PDF Solutions *ss.                                    7,800         106

 Power Integrations *ss.                               6,400         136

 Rohm Company (JPY)                                    1,200         121

 Samsung Electronics (KRW)                             700           365

 Semiconductor Manufacturing International ADR *ss.    6,700         70

 Semtech *                                             13,500        264

 Silicon Laboratories *ss.                             6,100         214

 Tessera Technologies *                                1,700         69

 Texas Instruments                                     62,700        1,660

 Xilinx                                                66,000        1,993

                                                                     17,947

 Software  3.4%
 Adobe Systems                                         30,000        1,853

 Altiris *ss.                                          6,600         193

 Blackbaud                                             1,000         12

 Catapult Communications *ss.                          4,100         98

 CCC Information Services *ss.                         1,700         37

 Concord Communications *ss.                           6,900         71

 Electronic Arts *                                     2,700         174

 FactSet Research Systems ss.                          10,750        355

 FileNet *ss.                                          11,800        276

 Hyperion Solutions *                                  3,600         182

 Internet Security Systems *ss.                        6,900         139

 Intuit *                                              32,000        1,370

 Jack Henry & Associates                               20,300        403

 Kronos *                                              7,250         405

 Magma Design Automation *ss.                          4,200         55

 Mercury Interactive *                                 2,200         101

 Microsoft                                             524,400       13,204

 Motive *ss.                                           8,400         92

 NetIQ *                                               12,564        148

 Open Solutions *                                      3,100         63

 Oracle *                                              143,100       1,847

 Progress Software *                                   7,300         169

 Quest Software *                                      10,300        140

 Red Hat *ss.                                          7,000         80

 RSA Security *                                        10,600        173

 SAP (EUR) *                                           4,046         658

 SPSS *                                                5,300         103

 Trend Micro (JPY)                                     5,000         232

 Verisity *                                            2,900         35

 VERITAS Software *                                    37,425        906

 Verity *                                              11,400        135

                                                                     23,709

 Total Information Technology                                        86,968

 MATERIALS  6.4%
 Chemicals  2.0%
 Airgas                                                23,600        592

 Arch Chemicals ss.                                    9,200         263

 BASF (EUR) *                                          14,461        1,084

 Dow Chemical                                          69,600        3,838

 DuPont                                                53,861        2,871

 Ferro                                                 14,300        280

 Kaneka (JPY)                                          37,000        423

 MacDermid                                             3,000         101

 Material Sciences *                                   5,700         88

 Minerals Technologies                                 8,000         501

 Mitsubishi Gas Chemical (JPY)                         79,000        408

 Mosaic *                                              17,800        293

 Potash Corp./Saskatchewan                             35,100        3,118

 Symyx Technologies *ss.                               4,800         134

 Yara International (NOK) *ss.                         24,692        357

                                                                     14,351

 Construction Materials  0.3%
 Boral (AUD)                                           161,003       816

 Cemex (MXN) *                                         86,751        694

 Lafarge (EUR)                                         3,537         368

                                                                     1,878

 Containers & Packaging  0.1%
 Chesapeake Corp.                                      5,800         124

 David S. Smith (GBP)                                  164,279       517

 Smurfit-Stone Container *                             1,400         23

                                                                     664

 Metals & Mining  3.4%
 Alcoa                                                 45,764        1,470

 Anglo American (GBP)                                  16,966        423

 BHP Billiton (AUD)                                    111,100       1,706

 BlueScope Steel (AUD) ss.                             153,887       1,176

 Corus Group (GBP) *                                   317,053       363

 Gibraltar Industries ss.                              3,750         93

 Lihir Gold (AUD) *ss.                                 102,240       93

 Meridian Gold *                                       13,600        263

 Nippon Steel (JPY) *                                  288,000       797

 Nucor                                                 163,700       10,205

 Phelps Dodge                                          54,500        5,802

 SSAB Svenskt Stal, Series A (SEK) *                   28,084        739

 Steel Dynamics ss.                                    8,500         379

 Voestalpine (EUR) ss.                                 5,697         475

                                                                     23,984

 Paper & Forest Products  0.6%
 Buckeye Technologies *ss.                             14,600        175

 MeadWestvaco                                          47,000        1,474

 UPM-Kymmene (EUR) *                                   8,368         187

 Weyerhaeuser                                          30,000        2,008

                                                                     3,844

 Total Materials                                                     44,721

 TELECOMMUNICATION SERVICES  2.5%
 Diversified Telecommunication Services  1.1%
 Arbinet Holdings *                                    400           10

 Cable & Wireless (GBP)                                59,214        146

 China Telecom (HKD) *                                 1,172,000     449

 Compania de Telecomunicaciones de Chile ADR ss.       22,600        268

 Eircom Group (EUR)                                    117,852       336

 Royal KPN (EUR)                                       77,304        749

 Sprint                                                123,800       2,932

 Tele Norte Leste ADR *ss.                             24,500        404

 Tele2 AB, Series B (SEK) *ss.                         12,725        453

 Telenor ASA (NOK) *                                   118,723       1,093

 Telus (Non-voting shares)                             24,300        725

                                                                     7,565

 Wireless Telecommunication Services  1.4%
 America Movil ADR, Series L                           32,900        1,931

 Bouygues (EUR)                                        19,373        841

 China Unicom (HKD) *                                  166,000       148

 KDDI (JPY)                                            130           670

 mmO2 (GBP) *                                          461,204       1,073

 Nextel Communications, Class A *                      97,600        2,872

 Spectrasite *                                         7,100         439

 Vodafone ADR                                          82,400        2,166

 Western Wireless, Class A *                           2,100         83

                                                                     10,223

 Total Telecommunication Services                                    17,788

 UTILITIES  2.2%
 Electric Utilities  1.7%
 Black Hills ss.                                       2,800         89

 Cleco ss.                                             6,100         124

 E.On (EUR) *                                          22,003        1,981

 El Paso Electric *                                    4,700         94

 Exelon                                                44,550        2,021

 FirstEnergy                                           45,719        1,885

 Hong Kong Electric (HKD)                              32,500        148

 Iberdrola (EUR) ss.                                   26,582        701

 TEPCO (JPY)                                           20,500        504

 TXU                                                   57,800        4,407

 Unisource Energy                                      2,900         88

                                                                     12,042

 Gas Utilities  0.2%
 Australian Gas Light (AUD)                            19,031        215

 Centrica (GBP)                                        158,202       720

 Toho Gas (JPY) ss.                                    139,000       505

                                                                     1,440

 Multi-Utilities & Unregulated Power  0.3%
 Constellation Energy Group                            31,300        1,611

 United Utilities (GBP)                                32,652        390

                                                                     2,001

 Total Utilities                                                     15,483

 Total Common Stocks (Cost  $468,894)                                613,125

 PREFERRED STOCKS  0.1%
 Fresenius (EUR) *                                     3,519         413

 Porsche (EUR) ss.                                     710           513

 Total Preferred Stocks (Cost  $452)                                 926

 CORPORATE BONDS  2.0%
 ABN Amro Bank (Chicago), 7.125%, 6/18/07              70,000        74

 ACE INA Holdings, 5.875%, 6/15/14                     100,000       104

 AIG Sunamerica Global Financing XII, 144A, 5.30%,     150,000       154
5/30/07
 Alabama Power, VR, 2.571%, 8/25/09                    90,000        90

 Alcan Aluminum, 6.125%, 12/15/33                      100,000       108

 Allstate Financial Global Funding
 144A, 5.25%, 2/1/07                                   85,000        87

 Amerada Hess, 7.875%, 10/1/29                         75,000        92

 America Movil
 5.50%, 3/1/14                                         70,000        70

 6.375%, 3/1/35                                        65,000        65

 Amgen, 144A, 4.00%, 11/18/09                          65,000        64

 AOL Time Warner, 7.625%, 4/15/31                      80,000        98

 Appalachian Power, 4.80%, 6/15/05                     85,000        85

 AT&T Broadband, 8.375%, 3/15/13                       125,000       152

 AT&T Wireless, 8.75%, 3/1/31                          95,000        129

 Atmos Energy, 4.00%, 10/15/09                         120,000       117

 Baker Hughes, 6.875%, 1/15/29                         110,000       132

 Bank of America Capital Trust, 5.625%, 3/8/35         125,000       123

 Bank One, 5.25%, 1/30/13                              155,000       158

 BB&T, 6.50%, 8/1/11                                   35,000        38

 Belo, 8.00%, 11/1/08                                  50,000        56

 Black Hills, 6.50%, 5/15/13                           90,000        94

 Buckeye Partners, 5.30%, 10/15/14                     30,000        30

 Bunge Limited Finance, 4.375%, 12/15/08               115,000       114

 Canadian National Railway, 6.25%, 8/1/34              130,000       143

 Canadian Natural Resources, 7.20%, 1/15/32            150,000       178

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        90,000        94

 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        90,000        88

 Centerpoint Energy, 7.25%, 9/1/10                     75,000        83

 Centex, 4.55%, 11/1/10                                100,000       98

 Chancellor Media, 8.00%, 11/1/08                      55,000        61



 CIT Group, 5.00%, 2/1/15                              185,000       183

 ConocoPhillips, 5.90%, 10/15/32                       130,000       140

 Countrywide Home Loans, 4.125%, 9/15/09               115,000       113

 CVS, 4.00%, 9/15/09                                   60,000        59

 DaimlerChrysler
 6.50%, 11/15/13                                       125,000       135

 VR, 2.94%, 9/10/07                                    100,000       100

 Deutsche Telekom International Finance, STEP
 8.75%, 6/15/30                                        80,000        108

 Developers Diversified Realty, 3.875%, 1/30/09        85,000        82

 Devon Financing, 7.875%, 9/30/31                      70,000        90

 Diamond Offshore Drilling, 144A, 5.15%, 9/1/14        65,000        65

 Dominion Resources, 5.00%, 3/15/13                    85,000        85

 Dow Chemical, 6.125%, 2/1/11                          70,000        76

 Duke Capital
 4.302%, 5/18/06                                       55,000        55

 6.25%, 2/15/13                                        100,000       108

 Encana Holdings Finance, 5.80%, 5/1/14                125,000       132

 EOP Operating, 4.65%, 10/1/10                         85,000        84

 Exelon Generation, 5.35%, 1/15/14                     90,000        91

 First Union, 6.40%, 4/1/08                            40,000        43

 Ford Motor Credit
 5.80%, 1/12/09                                        335,000       335

 VR, 3.75%, 11/16/06                                   60,000        60

 France Telecom, STEP, 8.50%, 3/1/11                   85,000        99

 Franklin Resources, 3.70%, 4/15/08                    30,000        29

 Fund American Companies, 5.875%, 5/15/13              115,000       117

 General Electric Capital, 6.00%, 6/15/12              70,000        75

 Genworth Financial, 5.75%, 6/15/14                    115,000       121

 GlaxoSmithKline, 5.375%, 4/15/34                      80,000        80

 GM, 8.375%, 7/15/33                                   195,000       192

 GMAC, 7.25%, 3/2/11                                   135,000       137

 Goldman Sachs Capital I, 6.345%, 2/15/34              240,000       255

 GTECH, 144A, 4.50%, 12/1/09                           70,000        69

 Halliburton, 144A, VR, 3.45%, 1/26/07                 120,000       120

 Harrah's Operating, 5.50%, 7/1/10                     55,000        57

 HBOS, 144A, 6.00%, 11/1/33                            100,000       106

 Hearst-Argyle, 7.00%, 1/15/18                         65,000        72

 Highmark, 144A, 6.80%, 8/15/13                        90,000        97

 Hospira, 4.95%, 6/15/09                               120,000       121

 Household Finance, 6.375%, 11/27/12                   60,000        66

 Huntington National Bank, 4.375%, 1/15/10             120,000       119

 Hutchison Whampoa, 144A, 5.45%, 11/24/10              100,000       103

 International Lease Finance, 6.375%, 3/15/09          105,000       112

 International Speedway, 4.20%, 4/15/09                55,000        54

 John Deere Capital, 7.00%, 3/15/12                    90,000        103

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            50,000        57

 Kinder Morgan, 6.50%, 9/1/12                          90,000        98

 Kraft Foods, 5.625%, 11/1/11                          110,000       116

 Kroger, 8.05%, 2/1/10                                 120,000       137

 Lear, 144A, 5.75%, 8/1/14                             50,000        50

 Lennar, 144A, 5.50%, 9/1/14                           90,000        91

 Masco, 5.875%, 7/15/12                                140,000       149

 MBNA America Bank, 4.625%, 8/3/09                     125,000       125

 McCormick, 6.40%, 2/1/06                              200,000       205

 MetLife, 6.125%, 12/1/11                              120,000       130

 Miller Brewing, 144A, 5.50%, 8/15/13                  150,000       155

 Morgan Stanley, 3.625%, 4/1/08                        165,000       163

 Motorola, 5.80%, 10/15/08                             125,000       130

 Nationwide Financial Services, 5.90%, 7/1/12          115,000       122

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     65,000        65

 News America, 144A, 6.20%, 12/15/34                   65,000        67

 NLV Financial, 144A, 7.50%, 8/15/33                   70,000        77

 Northern Trust, 4.60%, 2/1/13                         50,000        49

 NVR, 5.00%, 6/15/10                                   85,000        86

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            45,000        45

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      80,000        89

 144A, VR, 3.79%, 6/15/10                              120,000       123

 PG&E
 6.05%, 3/1/34                                         95,000        100

 VR, 3.26%, 4/3/06                                     26,000        26

 Pinnacle West Capital, 6.40%, 4/1/06                  75,000        77

 Pioneer Natural Resource, 5.875%, 7/15/16             60,000        62

 Plains All American Pipeline, 7.75%, 10/15/12         55,000        64

 PPL Capital Funding, 4.33%, 3/1/09                    120,000       119

 Praxair, 2.75%, 6/15/08                               100,000       96

 Principal Life Global Funding, 144A, 5.125%, 10/15/13 110,000       110

 Progress Energy, 6.75%, 3/1/06                        70,000        72

 Prudential Financial, 3.75%, 5/1/08                   80,000        79

 Public Service of New Mexico, 4.40%, 9/15/08          95,000        95

 Puget Sound Energy, VR, 2.96%, 7/14/06                125,000       125

 Pulte Homes, 7.875%, 8/1/11                           90,000        103

 Reckson Operating Partnership, 5.15%, 1/15/11         105,000       104

 Rogers Cable, 5.50%, 3/15/14                          100,000       96

 Rouse, 8.43%, 4/27/05                                 225,000       227

 Ryland Group, 5.375%, 7/15/05                         40,000        40

 Sealed Air, 144A, 5.375%, 4/15/08                     90,000        92

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 45,000        51

 Sempra Energy, 6.00%, 2/1/13                          85,000        90

 Simon Property Group, 3.75%, 1/30/09                  110,000       107

 SLM Corporation
 VR, 3.78%, 4/1/09                                     90,000        89

 VR, 4.625%, 1/26/09                                   125,000       125

 Sprint Capital, 6.90%, 5/1/19                         130,000       146

 SunGard Data Systems, 3.75%, 1/15/09                  65,000        63

 Telecom Italia Capital, 5.25%, 11/15/13               105,000       106

 Telefonos De Mexico, 144A, 4.75%, 1/27/10             80,000        80

 Telus, 8.00%, 6/1/11                                  75,000        88

 TGT Pipeline, 144A, 5.50%, 2/1/17                     30,000        30

 Transamerica, 144A, 7.65%, 12/1/26                    55,000        64

 Transocean, 7.50%, 4/15/31                            65,000        81

 TXU Energy, VR, 3.42%, 1/17/06                        27,000        27

 U.S. Bank, 2.87%, 2/1/07                              105,000       103

 U.S. Cellular, 6.70%, 12/15/33                        165,000       176

 UST, 6.625%, 7/15/12                                  140,000       155

 Verizon Global Funding, 7.75%, 12/1/30                85,000        106

 Webster Financial, 5.125%, 4/15/14                    115,000       113

 Wells Fargo, VR, 2.59%, 3/23/07                       140,000       140

 Westar Energy, 7.875%, 5/1/07                         60,000        65

 Western Power Distribution Holdings, 144A
 6.875%, 12/15/07                                      65,000        68

 Weyerhaeuser
 6.75%, 3/15/12                                        55,000        62

 7.375%, 3/15/32                                       25,000        30

 Wyeth, 6.50%, 2/1/34                                  75,000        83

 XL Capital, 6.50%, 1/15/12                            100,000       109

 XTO Energy, 6.25%, 4/15/13                            80,000        87

 Yum! Brands, 7.70%, 7/1/12                            115,000       135

 Total Corporate Bonds (Cost  $13,677)                               14,022

 ASSET-BACKED SECURITIES  0.3%
 Capital Auto Receivables Asset Trust, Series 2002-2
 Class CERT, 4.18%, 10/15/07                           63,888        64

 Chase Funding Mortgage Loan, Series 2002-2
 Class 1M1, 5.599%, 9/25/31                            40,000        40

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS, 3.75%, 5/15/08             30,906        31

 Series 2003-A, Class A4, 2.06%, 12/15/09              165,000       160

 CIT RV Trust, Series 1998-A, Class A4, 6.09%, 2/15/12 25,100        25

 Citibank Credit Card Issuance Trust
 Series 2001-C1, Class C1, VR, 2.68%, 1/15/10          135,000       137

 Series 2004-C1, Class C1, VR, 3.053%, 7/15/13         300,000       301

 Countrywide Asset-Backed Certificates, Series 2003-5
 Class AF3, 3.613%, 4/25/30                            180,000       179

 Hyundai Auto Receivables Trust
 Series 2003-A, Class A4, 3.02%, 10/15/10              100,000       98

 Series 2003-A, Class D, 4.06%, 10/15/10               50,000        50

 MBNA Master Credit Card Trust II, Series 2000-D
 Class C, 144A, 8.40%, 9/15/09                         250,000       271

 Morgan Stanley Auto Loan Trust, Series 2004-HB1
 Class C, VR, 2.88%, 10/15/11                          62,978        62

 Peco Energy Transition Trust, Series 2001-A
 Class A1, 6.52%, 12/31/10                             275,000       302

 Reliant Energy Transition Bond, Series 2001-1
 Class A4, 5.63%, 9/15/15                              175,000       185

 World Financial Network, Series 2003-A
 Class A2, VR, 2.96%, 5/15/12                          225,000       226

 Total Asset-Backed Securities (Cost  $2,125)                        2,131

 NON-U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 0.6%
Banc of America Commercial Mortgage
 Series 2003-1, Class A2, CMO, 4.648%, 9/11/36         175,000       174

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        58,628        58

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.30%, 1/25/34     340,517       339

 Series 2004-1, Class 3A2, CMO, VR, 4.50%, 10/25/34    132,046       131

 Series 2004-A, Class 2A2, CMO, VR, 4.144%, 2/25/34    196,926       197

 Series 2004-D, Class 2A2, CMO, VR, 4.221%, 5/25/34    112,442       112

 Series 2004-H, Class 2A2, CMO, VR, 4.807%, 9/25/34    114,342       115

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41     43,559        43

 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41        575,000       568

 Citigroup Commercial Mortgage Trust, Series 2004-C
  Class A1, CMO, 3.787%, 10/15/41                      44,055        44

 DLJ Commercial Mortgage, Series 1999-CG2
 Class A1B, CMO, 7.30%, 6/10/32                        200,000       220

 GE Capital Commercial Mortgage, Series 2001-1
 Class A2, CMO, 6.531%, 3/15/11                        225,000       244

 GMAC Commercial Mortgage Securities, Series 2001-C2
 Class A2, CMO, 6.70%, 4/15/34                         275,000       302

 Greenwich Capital Commercial Funding
 Series 2004-GG1A, Class A2, CMO, 3.835%, 10/8/08      200,000       198

 Series 2005-GG3, Class AAB, CMO, 4.619%, 8/10/42      85,000        84

 J.P. Morgan Chase Commercial Mortgage
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35      175,000       183

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       260,000       281

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29        300,000       287

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29    275,000       276

 Series 2005-C1, Class A4, CMO, 4.742%, 2/15/30        210,000       207

 Morgan Stanley Capital Trust, Series 2005-TOP17
 Class A5, CMO, 4.78%, 12/13/41                        125,000       123

 Wachovia Bank Coommercial Mortgage Trust
 Series 2005-C16, Class A4, CMO, 4.847%, 10/15/41      75,000        74

 Washington Mutual, Series 2004-AR1
 Class A, CMO, VR, 4.229%, 3/25/34                     117,488       114

 Total Non-U.S. Government Mortgage-Backed Securities
(Cost $4,445)                                                        4,374

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES  0.4%
 Asian Development Bank, 6.25%, 6/15/11 (AUD)          240,000       195

 European Investment Bank, 5.75%, 9/15/09 (AUD)        580,000       458

 Federal Republic of Germany, 5.00%, 5/20/05 (EUR)     720,000       961

 Government of Canada, 5.25%, 6/1/12 (CAD)             895,000       778

 Republic of South Africa, 6.50%, 6/2/14 ss.           145,000       158

 United Mexican States
 6.375%, 1/16/13                                       95,000        101

 VR, 3.33%, 1/13/09 ss.                                80,000        81

 Total Foreign Government Obligations & Municipalities
(Cost $2,442)                                                        2,732

 U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 3.0%
 U.S. Government Agency Obligations +/- 2.1%
 Federal Home Loan Mortgage
 4.50%, 11/1/18 - 5/1/19                               412,386       408

 5.00%, 12/1/08 - 10/1/33                              902,112       911

 5.50%, 12/1/33                                        145,273       147

 6.00%, 10/1/16 - 3/1/33                               1,046,902     1,082

 7.00%, 11/1/30 - 6/1/32                               53,033        56

 ARM, 4.577%, 9/1/32                                   58,744        59

 CMO
 4.50%, 3/15/16                                        600,000       591

 5.00%, 10/15 - 11/15/27                               600,000       602

 5.50%, 4/15/28                                        475,000       488

 CMO, IO. 4.50%, 7/15/11 - 5/15/16                     578,000       59

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/19                                1,419,872     1,405

 5.00%, 3/1/34                                         867,505       856

 5.50%, 1/1/17 - 12/1/34                               4,571,436     4,662

 6.00%, 2/1/33 - 11/1/34                               1,130,933     1,161

 6.50%, 5/1/17 - 12/1/32                               863,471       902

 CMO
 2.91%, 11/25/33                                       131,253       131

 3.50%, 4/25/13                                        175,000       174

 5.00%, 3/25/15                                        350,000       352

 CMO, IO
 5.50%, 11/25/28                                       115,769       8

 6.50%, 2/1/32                                         53,667        11

 TBA
 4.50%, 12/1/99                                        825,000       814

 5.50%, 12/1/99                                        202,000       207

                                                                     15,086

 U.S. Government Obligations 0.9% Government National Mortgage Assn.
 5.00%, 7/15 - 10/20/33                                2,516,132     2,509

 5.50%, 1/20 - 5/20/34                                 1,500,711     1,525

 6.00%, 5/15/26 - 1/20/35                              1,946,931     2,009

 6.50%, 3/15/26 - 9/20/34                              95,023        100

 7.00%, 3/15/13 - 2/15/30                              76,380        81

 7.50%, 10/15/22                                       1,694         2

 8.00%, 1/15/22 - 10/20/25                             46,140        50

 CMO, 2.946%, 2/28/05                                  145,000       139

                                                                     6,415

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost  $21,854)                                          21,501

 U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-
 U.S. Government Agency Obligations +/- 0.5%
 Federal Home Loan Bank, 5.75%, 5/15/12 ss.            350,000       376

 Federal Home Loan Mortgage
 2.75%, 3/15/08 ss.                                    375,000       362

 4.625%, 2/15/07 (EUR)                                 470,000       647

 5.125%, 7/15/12 ss.                                   155,000       161

 Federal National Mortgage Assn.
 3.25%, 8/15/08 ss.                                    1,265,000     1,233

 4.375%, 9/15/12 ss.                                   250,000       247

 6.00%, 5/15/11                                        375,000       406

 7.125%, 1/15/30 ss.                                   240,000       309

                                                                     3,741

 U.S. Treasury Obligations  2.9%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                   270,000       297

 6.00%, 2/15/26 ss.                                    690,000       799

 6.25%, 8/15/23 - 5/15/30 ss.                          440,000       530

 6.375%, 8/15/27                                       175,000       212

 8.50%, 2/15/20 ss.                                    195,000       275

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/25 ss.                                   762,324       815
 U.S. Treasury Inflation-Indexed Notes
 2.00%, 7/15/14                                        262,522       270

 U.S. Treasury Notes
 2.875%, 11/30/06 ss.                                  4,600,000     4,551

 3.25%, 8/15/07 ss.                                    2,705,000     2,678

 3.375%, 12/15/08 ss.                                  4,405,000     4,325

 3.50%, 11/15/06 ss.                                   2,400,000     2,401

 4.00%, 6/15/09 ss.                                    575,000       577

 4.25%, 11/15/13 ss.                                   485,000       482

 5.00%, 8/15/11 ss.                                    495,000       519

 5.75%, 8/15/10 ss.                                    1,275,000     1,381

                                                                     20,112

 Total U.S. Government Agency Obligations
(excluding Mortgage-Backed) (Cost  $23,624)                          23,853

 MUNICIPAL BONDS  0.2%
 California, GO
 5.25%, 4/1/34                                         55,000        58

 Economic Recovery, 5.00%, 7/1/16                      60,000        65

 Clark County Nevada School Dist.
 5.00%, 6/15/18 (MBIA Insured)                         120,000       129

 Kansas Dev. Fin. Auth., Public Employee Retirement
 5.501%, 5/1/34 (FSA Insured)                          75,000        77

 New York, GO, 5.00%, 8/1/15                           180,000       193

 New York State Urban Dev. Corp., Corrections & Youth
Fac., 5.25%, 1/1/21 (Tender 1/1/09)                    135,000       145

 North Carolina, GO, 5.25%, 3/1/13                     365,000       411

 Oregon, GO, Taxable Pension, 5.892%, 6/1/27           40,000        44

 Total Municipal Bonds (Cost  $1,114)                                1,122

 DOMESTIC BOND MUTUAL FUNDS  1.7%
 T. Rowe Price Institutional High Yield Fund, 6.67%p+  1,077,933     11,761

 Total Domestic Bond Mutual Funds (Cost  $11,299)                    11,761

 SHORT-TERM INVESTMENTS  1.9%
 Money Market Fund  1.9%
 T. Rowe Price Reserve Investment Fund, 2.55% #+       13,306,233    13,306

 Total Short-Term Investments (Cost  $13,306)                        13,306

 SECURITIES LENDING COLLATERAL  9.7%
 Money Market Pooled Account  2.2%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.572% #                15,762,159    15,762

                                                                     15,762

 Money Market Trust  7.5%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 2.519% # 52,766,234    52,766

                                                                     52,766

 Total Securities Lending Collateral (Cost  $68,528)                 68,528

 Total Investments in Securities
 110.3% of Net Assets (Cost $631,760)                  $             777,381


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
ss.   All or a portion of this security is on loan at
      February 28, 2005 - See Note 2
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 +    Affiliated company - See Note 4
 *    Valued by the T. Rowe Price Valuation Committee,
      established by the fund's Board of Directors
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $2,446 and represents 0.3% of net assets
 ADR  American Depository Receipts
 ARM  Adjustable Rate Mortgage
 AUD  Australian dollar
 CAD  Canadian dollar
 CHF  Swiss franc
 CMO  Collateralized Mortgage Obligation
 DKK  Danish krone
 EUR  Euro
 FSA  Financial Security Assurance Inc.
 GBP  British pound
 GDR  Global Depository Receipts
 GDS  Global Depository Shares
 GO   General Obligation
 HKD  Hong Kong dollar
 IO Interest Only security for which the fund receives interest on notional principal (par)
 JPY  Japanese yen
 KRW  South Korean won
 MBIA MBIA Insurance Corp.
 MXN  Mexican peso
 MYR  Malaysian ringgit
 NOK  Norwegian krone
 NZD  New Zealand dollar
 REIT Real Estate Investment Trust
 SEK  Swedish krona
 SGD  Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
 VR   Variable Rate; rate shown is effective rate at period-end


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Growth Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2005, the value of loaned securities was $67,285,000; aggregate collateral consisted of $68,528,000 in money market pooled accounts and U.S. government securities valued at $1,510,000.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $631,760,000. Net unrealized gain aggregated $145,625,000 at period-end, of which $156,722,000 related to appreciated investments and $11,097,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended February 28, 2005, dividend income from the Reserve Funds totaled $170,000, and the value of shares of the Reserve Funds held at February 28, 2005 and May 31, 2004 was $13,306,000 and $11,512,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Growth Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2005, purchases and sales of High Yield Fund were $2,240,000 and $9,647,000, respectively. Realized gains during the period were $153,000, and investment income during the period was $1,169,000. At February 28, 2005 and May 31, 2004, the value of shares of High Yield Fund held were $11,761,000 and $18,782,000, respectively.



 T. Rowe Price Personal Strategy Income Fund
 (Unaudited)                                           February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)
 (Cost and value in $ 000s)                          Shares/$ Par  Value

 COMMON STOCKS  47.1%
 CONSUMER DISCRETIONARY  6.4%
 Auto Components  0.1%
 Autoliv GDR (SEK)                                     4,100         205

 Keystone Automotive *ss.                              1,700         39

 Koito Manufacturing (JPY) ss.                         8,000         74

 Strattec Security *ss.                                500           28

 TRW Automotive *                                      1,600         32

                                                                     378

 Automobiles  0.5%
 Ford Motor                                            53,800        681

 Harley-Davidson                                       7,700         476

 Honda (JPY)                                           2,400         129

 Peugeot (EUR) ss.                                     1,793         117

 Renault (EUR) ss.                                     1,664         151

 Toyota Motor (JPY)                                    13,000        507

 Winnebago ss.                                         200           7

                                                                     2,068

 Distributors  0.0%
 Cycle & Carriage (SGD)                                2,753         20

 Pacific Brands (AUD) ss.                              28,709        59

                                                                     79

 Hotels, Restaurants & Leisure  1.0%
 Applebee's                                            1,875         53

 BJ's Restaurants *ss.                                 1,200         19

 Carnival                                              18,900        1,028

 CEC Entertainment *ss.                                1,150         44

 Great Wolf Resorts *ss.                               800           20

 Hilton Group (GBP)                                    11,097        67

 International Game Technology                         23,900        728

 Marriott, Class A                                     5,300         340

 McDonald's                                            7,700         255

 Mitchells & Butlers (GBP)                             11,100        74

 Panera Bread, Class A *ss.                            1,200         64

 PF Chang's China Bistro *ss.                          1,000         55

 Red Robin Gourmet Burgers *ss.                        700           32

 Ruby Tuesday  ss.                                     1,100         27

 Sonic *                                               2,987         101

 Starbucks *                                           3,500         181

 Starwood Hotels & Resorts Worldwide, Equity Units     11,900        681

 Texas Roadhouse, Class A *ss.                         200           6

 The Cheesecake Factory *ss.                           2,950         100

 Whitbread (GBP)                                       5,157         89

                                                                     3,964

 Household Durables  0.6%
 Fortune Brands                                        3,400         275

 Goldcrest Company (JPY)                               1,500         93

 Jarden *ss.                                           2,100         91

 Newell Rubbermaid                                     55,000        1,226

 Persimmon (GBP)                                       7,935         119

 Philips Electronics (EUR) *                           3,850         107

 Pioneer (JPY) ss.                                     5,400         95

 Sony (JPY)                                            5,800         220

 THOMSON Multimedia (EUR) *ss.                         8,295         224

                                                                     2,450

 Internet & Catalog Retail  0.2%
 Amazon.com *                                          3,800         134

 eBay *                                                14,400        617

 J. Jill Group *                                       2,900         42

 priceline.com *ss.                                    1,300         29

                                                                     822

 Leisure Equipment & Products  0.3%
 Brunswick                                             2,800         131

 Eastman Kodak                                         19,600        666

 MarineMax *                                           1,400         48

 Nikon (JPY)                                           6,000         75

 Polaris Industries ss.                                700           49

 SCP Pool                                              1,968         67

                                                                     1,036

 Media  1.9%
 Aegis Group (GBP)                                     59,669        113

 Astro All Asia, 144A (MYR) **                         12,500        18

 Comcast
 Class A *                                             41,211        1,342

 Special Class A *                                     17,900        570

 Disney                                                31,400        877

 Emmis Communications *                                1,800         34

 Entercom Communications *                             1,200         41

 Gestevision Telecino (EUR) *                          300           7

 Getty Images *                                        500           36

 Liberty Media, Class A *                              22,900        232

 McGraw-Hill                                           1,300         119

 New York Times, Class A                               19,500        715

 News Corp, Class A *                                  32,800        546

 Omnicom                                               2,300         209

 Publicis (EUR)                                        4,774         145

 Scholastic *                                          3,100         110

 Scripps, Class A                                      8,200         379

 Singapore Press (SGD)                                 15,500        43

 Time Warner *                                         41,500        715

 Viacom, Class B                                       23,228        811

 Washington Post, Class B                              201           181

 WPP Group (GBP)                                       10,708        123

 WPP Group ADR ss.                                     1,600         92

 Young Broadcasting *ss.                               800           7

                                                                     7,465

 Multiline Retail  0.6%
 Big Lots *                                            2,200         26

 Kohl's *                                              6,500         311

 Neiman Marcus, Class A ss.                            300           21

 Nordstrom                                             15,200        817

 Target                                                24,300        1,235

                                                                     2,410

 Specialty Retail  1.1%
 AC Moore Arts & Crafts *ss.                           900           23

 AnnTaylor Stores *                                    4,700         104

 Aoyama Trading (JPY) *                                1,400         37

 Best Buy                                              11,850        640

 Charles Voegele (CHF) *                               865           42

 Christopher & Banks ss.                               2,125         35

 Dixons Group (GBP)                                    24,678        76

 Esprit Holdings (HKD)                                 11,500        82

 Gymboree *                                            2,400         29

 Home Depot                                            41,300        1,653

 Hot Topic *ss.                                        3,100         66

 Kesa Electricals (GBP)                                8,475         53

 Linens 'n Things *                                    1,500         40

 Monro Muffler Brake *ss.                              1,900         51

 Nobia (SEK) *                                         5,938         117

 Select Comfort *ss.                                   1,400         29

 The Finish Line, Class A ss.                          1,200         25

 Toys "R" Us *                                         47,000        1,075

                                                                     4,177

 Textiles, Apparel, & Luxury Goods  0.1%
 Adidas-Salomon (EUR) *                                426           64

 Culp *                                                700           4

 Unifi *ss.                                            2,100         9

 Warnaco Group *                                       600           14

 World Company (JPY)                                   1,700         63

                                                                     154

 Total Consumer Discretionary                                        25,003

 CONSUMER STAPLES  3.7%
 Beverages  0.7%
 Allied Domecq (GBP)                                   13,560        135

 Asahi Breweries (JPY)                                 7,000         91

 Coca-Cola                                             37,500        1,605

 Kirin Brewery (JPY)                                   12,000        123

 Lion Nathan (NZD)                                     19,938        117

 PepsiCo                                               12,220        658

                                                                     2,729

 Food & Staples Retailing  1.2%
 Casey's General Stores                                5,900         106

 Casino Guichard Perrachon (EUR) ss.                   1,930         161

 Coles Myer (AUD)                                      9,509         72

 CVS                                                   33,700        1,679

 J Sainsbury (GBP)                                     13,367        73

 Matsumotokiyoshi (JPY) ss.                            2,300         68

 METRO (EUR)                                           5,837         328

 Performance Food Group *                              3,600         98

 Sysco                                                 9,600         330

 Tesco (GBP)                                           25,637        151

 Wal-Mart                                              29,500        1,523

 Wal-Mart de Mexico, Series V (MXN) *                  42,900        158

 Walgreen                                              800           34

 Wild Oats Markets *ss.                                2,700         17

 York-Benimaru (JPY)                                   1,500         44

                                                                     4,842

 Food Products  0.6%
 American Italian Pasta, Class A ss.                   1,000         27

 Associated British Foods (GBP)                        8,994         133

 Campbell Soup                                         17,800        493

 General Mills                                         15,720        823

 Koninklijke Wessanen GDS (EUR)                        5,644         79

 Nestle (CHF)                                          1,205         335

 Seneca Foods
 Class A *                                             300           5

 Class B *                                             200           4

 Unilever N.V. (GBP)                                   25,073        240

                                                                     2,139

 Household Products  0.4%
 Colgate-Palmolive                                     21,700        1,148

 Procter & Gamble                                      6,300         335

                                                                     1,483

 Personal Products  0.1%
 Chattem *ss.                                          400           15

 Gillette                                              9,800         492

 L'Oreal (EUR) *ss.                                    761           60

                                                                     567

 Tobacco  0.7%
 Altria Group                                          29,450        1,933

 UST                                                   11,200        612

                                                                     2,545

 Total Consumer Staples                                              14,305

 ENERGY  3.7%
 Energy Equipment & Services  1.3%
 Atwood Oceanics *                                     1,000         69

 Baker Hughes                                          41,800        1,976

 BJ Services                                           3,600         180

 FMC Technologies *                                    4,000         138

 Grant Prideco *                                       7,400         179

 Hanover Compressor *ss.                               3,700         49

 Hydril *ss.                                           1,000         60

 Key Energy Services *                                 2,300         32

 Lone Star Technologies *                              900           41

 National Oilwell *ss.                                 2,900         131

 Saipem (EUR)                                          5,101         69

 Schlumberger                                          14,500        1,094

 Seacor Holdings *ss.                                  2,000         126

 Smith International *                                 11,800        758

 Transocean *                                          3,500         170

 W-H Energy Services *                                 1,100         29

                                                                     5,101

 Oil & Gas  2.4%
 Bill Barrett *                                        400           13

 BP (GBP)                                              25,338        274

 BP ADR                                                22,402        1,454

 ChevronTexaco                                         23,998        1,490

 ENI S.p.A. (EUR)                                      16,368        428

 ExxonMobil                                            25,230        1,597

 Forest Oil *ss.                                       3,550         142

 INPEX (JPY) *                                         5             28

 Marathon Oil                                          13,700        649

 Murphy Oil                                            2,100         210

 Noble Energy ss.                                      1,900         129

 Oil Search (AUD)                                      58,236        101

 OMV (EUR) *                                           185           64

 Petroleo Brasileiro ADR ss.                           8,100         344

 Shell Transport & Trading (GBP)                       34,370        323

 Shell Transport & Trading ADR                         2,900         165

 Statoil ASA (NOK) *                                   15,718        286

 TonenGeneral Sekiyu (JPY)                             6,000         63

 Total (EUR) ss.                                       2,207         526

 Unocal                                                15,200        822

                                                                     9,108

 Total Energy                                                        14,209

 FINANCIALS  9.8%
 Capital Markets  2.2%
 Affiliated Managers Group *ss.                        1,200         78

 AmeriTrade *                                          35,100        373

 Babcock & Brown (AUD) *ss.                            15,134        127

 Bank of New York                                      10,100        305

 Charles Schwab                                        29,200        307

 Credit Suisse Group (CHF) *ss.                        6,067         264

 Franklin Resources                                    13,800        969

 Goldman Sachs                                         6,600         718

 Investors Financial Services ss.                      1,700         85

 Legg Mason                                            10,150        818

 Macquarie Bank (AUD) ss.                              6,468         252

 Mellon Financial                                      44,700        1,282

 Merrill Lynch                                         13,600        797

 Morgan Stanley                                        7,000         395

 National Financial Partners ss.                       900           35

 Northern Trust                                        13,600        575

 Piper Jaffray *                                       2,300         91

 State Street                                          28,200        1,237

                                                                     8,708

 Commercial Banks  2.7%
 ABN AMRO (EUR)                                        7,151         197

 Alliance & Leicester (GBP)                            8,039         138

 Australia & New Zealand Banking (AUD)                 20,715        351

 Banca Intesa (EUR) *                                  30,553        150

 Banco Santander Central Hispano (EUR)                 17,720        220

 Banco Santander Chile ADR *ss.                        3,784         133

 Bank Austria Creditanstalt (EUR) *                    2,493         243

 Bank of America                                       37,400        1,745

 Bank of Ireland (EUR)                                 9,889         166

 Bank of Yokohama (JPY) *                              21,000        129

 Barclays (GBP)                                        45,904        498

 Barclays ADR ss.                                      400           18

 BNP Paribas (EUR) ss.                                 4,735         344

 Boston Private Financial ss.                          1,500         40

 Chittenden                                            4,600         122

 Citizens Banking ss.                                  3,400         105

 Community Bancorp *ss.                                100           3

 DBS Group (SGD)                                       20,978        192

 Dexia (EUR)                                           5,105         121

 Glacier Bancorp ss.                                   1,326         42

 Grupo Financiero Banorte (MXN)                        59,708        413

 HBOS (GBP)                                            17,421        277

 HSBC (GBP)                                            10,871        182

 Joyo (JPY)                                            21,000        113

 Mitsubishi Tokyo Financial (JPY) *                    11            101

 National Australia Bank (AUD)                         13,257        302

 NORDEA (SEK) *                                        30,795        324

 Pinnacle Financial Partners *ss.                      100           2

 Provident Bankshares                                  2,200         74

 Royal Bank of Scotland (GBP)                          16,696        573

 S-E-Banken (SEK) *                                    9,762         189

 Sandy Spring Bancorp ss.                              1,500         49

 Signature Bank *ss.                                   200           6

 Southwest Bancorp of Texas                            5,300         101

 Sumitomo Mitsui Financial (JPY) *ss.                  24            166

 Svenska Handelsbanken, Series A (SEK) *               11,037        270

 Texas Capital Bancshares *ss.                         2,000         47

 The 77 Bank (JPY)                                     9,000         64

 U.S. Bancorp                                          36,600        1,089

 UniCredito (EUR) *                                    23,891        140

 Valley National Bancorp ss.                           3,234         84

 Wells Fargo                                           10,400        618

 WestAmerica                                           2,400         125

                                                                     10,266

 Consumer Finance  0.7%
 AIFUL (JPY)                                           1,200         138

 American Express                                      34,100        1,846

 SLM Corporation                                       13,600        664

                                                                     2,648

 Diversified Financial Services  0.9%
 Citigroup                                             56,990        2,720

 ING Groep GDS (EUR)                                   6,974         214

 J.P. Morgan Chase                                     15,968        584

                                                                     3,518

 Insurance  2.5%
 Aioi Insurance (JPY) *                                24,000        120

 American International Group                          47,317        3,161

 Aspen Insurance Holdings                              2,300         59

 Assured Guaranty                                      4,300         81

 Aviva (GBP)                                           8,999         112

 AXA (EUR) *                                           11,631        313

 Bristol West Holdings ss.                             2,600         44

 Brown & Brown                                         600           28

 CNP Assurances (EUR) ss.                              2,787         199

 Genworth Financial, Class A                           23,800        670

 Hannover Rueckversicherung (EUR)                      1,833         79

 Harleysville Group ss.                                500           11

 Hartford Financial Services                           10,600        763

 Horace Mann Educators                                 3,900         73

 Infinity Property & Casualty                          2,300         74

 Insurance Australia (AUD) ss.                         17,289        88

 Markel *ss.                                           250           89

 Marsh & McLennan                                      13,700        447

 Mitsui Sumitomo Insurance (JPY) *                     11,000        98

 Ohio Casualty *ss.                                    5,700         138

 PartnerRe                                             1,600         100

 QBE Insurance (AUD)                                   7,999         97

 Royal & Sun (GBP)                                     45,704        74

 Safeco  ss.                                           19,100        911

 Selective Insurance ss.                               1,400         64

 St. Paul Companies                                    29,610        1,135

 Unipol (EUR) *                                        28,107        130

 W. R. Berkley                                         1,125         58

 XL Capital                                            6,000         450

                                                                     9,666

 Real Estate  0.6%
 Arden Realty, REIT                                    1,700         59

 China Overseas Land & Investment (HKD)                296,000       77

 Corio (EUR) *                                         1,420         79

 EastGroup Properties, REIT                            2,000         78

 Equity Lifestyle Properties, REIT                     900           30

 Essex Property Trust, REIT                            300           22

 Federal Realty Investment Trust, REIT                 12,300        617

 Gables Residential Trust, REIT ss.                    1,800         63

 General Property Trust, Equity Units (AUD)            49,741        145

 LaSalle Hotel Properties, REIT ss.                    1,000         30

 Mirvac Group (AUD) ss.                                18,474        66

 Parkway Properties, REIT                              1,000         47

 Reckson Associates Realty, REIT                       471           14

 Simon Property Group, REIT                            12,468        773

 Sun Hung Kai Properties (HKD)                         11,000        102

 Washington SBI, REIT ss.                              2,200         64

 Wheelock (HKD)                                        29,000        45

                                                                     2,311

 Thrifts & Mortgage Finance  0.2%
 Bradford Bingley (GBP)                                24,551        152

 Fannie Mae                                            7,100         415

 Frankfort First                                       300           7

 Hypo Real Estate Holding (EUR) *                      5,249         215

 Triad Guaranty *                                      700           37

                                                                     826

 Total Financials                                                    37,943

 HEALTH CARE  5.2%
 Biotechnology  0.7%
 Abgenix *ss.                                          100           1

 Alexion Pharmaceutical *ss.                           700           16

 Alkermes *ss.                                           2,600         30

 Amgen *                                               19,100        1,177

 Amylin Pharmaceuticals *ss.                             900           19

 Anadys Pharmaceuticals *ss.                             2,100         16

 Biogen Idec *                                         7,700         298

 Cephalon *ss.                                           781           38

 CSL Limited (AUD)                                     2,547         65

 Cubist Pharmaceuticals *                              1,800         19

 CV Therapeutics *ss.                                    200           4

 Cytogen *ss.                                            1,300         16

 Cytokinetics *ss.                                       200           2

 deCode Genetics *ss.                                    900           6

 Dynavax Technologies *ss.                               1,000         6

 Exelixis *                                            1,900         13

 Genentech *                                           6,000         283

 Gilead Sciences *                                     15,300        529

 InterMune *ss.                                          1,400         15

 Martek Biosciences *ss.                                 1,200         80

 Memory Pharmaceuticals *ss.                             1,000         5

 Myriad Genetics *ss.                                    2,300         50

 Neurocrine Biosciences *ss.                             1,000         40

 NPS Pharmaceuticals *ss.                                600           9

 ONYX Pharmaceuticals *ss.                               1,300         38

 Rigel Pharmaceuticals *ss.                              700           13

 Trimeris *ss.                                           1,400         18

 Vertex Pharmaceuticals *ss.                             2,996         35

                                                                       2,841

 Health Care Equipment & Supplies  0.9%
 Advanced Neuromodulation Systems *ss.                 2,600         77

 Analogic                                              1,100         47

 Baxter International                                  22,400        799

 Biomet                                                7,000         296

 Boston Scientific *                                   7,100         232

 DJ Orthopedics *                                      2,000         48

 Edwards Lifesciences *                                1,500         65

 Elekta, Series B (SEK) *                              2,878         95

 Integra LifeSciences *ss.                             1,900         70

 Matthews International, Class A                       2,900         101

 Medtronic                                             17,900        933

 NuVasive *ss.                                         900           12

 ResMed *ss.                                           2,800         165

 St. Jude Medical *                                    4,000         156

 Steris *                                              2,300         57

 Stryker                                               5,600         278

 Thoratec *ss.                                         1,200         14

 Wilson Greatbatch Technologies *                      1,200         21

                                                                     3,466

 Health Care Providers & Services  1.5%
 Accredo Health *                                      3,000         128

 Alliance UniChem (GBP)                                5,060         71

 AmerisourceBergen                                     11,300        677

 Caremark RX *                                         900           34

 Celesio (EUR) *                                       1,719         130

 Henry Schein *                                        1,500         109

 LabOne *ss.                                           900           32

 LCA-Vision                                            400           12

 Lifeline Systems *ss.                                 1,800         49

 LifePoint Hospitals *ss.                              300           12

 Odyssey Healthcare *                                  1,000         11

 Sunrise Senior Living *ss.                            3,100         147

 Symbion *ss.                                          2,100         45

 United Surgical Partners International *ss.           2,600         107

 UnitedHealth Group *                                  27,900        2,543

 VistaCare, Class A *                                  100           2

 WellChoice *                                          1,100         57

 WellPoint *                                           12,600        1,538

                                                                     5,704

 Pharmaceuticals  2.1%
 Abbott Laboratories                                   6,000         276

 Able Laboratories *ss.                                700           15

 AstraZeneca ADR                                       3,600         143

 Atherogenics *ss.                                     2,200         36

 Dainippon Pharma (JPY)                                5,000         51

 Eisai (JPY)                                           2,800         95

 Elan ADR *ss.                                         11,300        90

 Eli Lilly                                             2,400         135

 Eon Labs *ss.                                         800           24

 Forest Laboratories *                                 3,000         128

 GlaxoSmithKline (GBP)                                 15,144        364

 GlaxoSmithKline ADR                                   2,800         135

 Hisamitsu Pharmaceutical (JPY) ss.                    3,000         63

 Inspire Pharmaceuticals *ss.                          2,600         21

 Johnson & Johnson                                     15,400        1,010

 Kobayashi Pharmaceutical (JPY) *ss.                   2,400         64

 Medicines Company *ss.                                1,000         23

 Merck                                                 13,000        412

 Nektar Therapeutics *                                 400           7

 Novartis (CHF) *ss.                                   9,622         483

 Noven Pharmaceuticals *                               2,200         36

 Novo Nordisk, Series B (DKK) *                        1,093         61

 Pfizer                                                30,716        808

 Sanofi-Aventis (EUR) ss.                              4,669         374

 Schering-Plough                                       44,100        836

 Takeda Chemical Industries (JPY)                      2,300         110

 Teva Pharmaceutical ADR ss.                           11,700        352

 Theravance *ss.                                       400           7

 Wyeth                                                 44,160        1,803

                                                                     7,962

 Total Health Care                                                   19,973

 INDUSTRIALS & BUSINESS SERVICES  5.7%
 Aerospace & Defense  0.8%
 Armor Holdings *                                      3,400         136

 British Aerospace (GBP)                               24,403        120

 General Dynamics                                      3,200         337

 Honeywell International                               12,800        486

 Lockheed Martin                                       28,900        1,712

 Mercury Computer Systems *ss.                         1,200         35

 Rockwell Collins                                      3,600         166

                                                                     2,992

 Air Freight & Logistics  0.3%
 EGL *ss.                                              2,800         89

 Exel (GBP)                                            7,889         123

 Pacer International *                                 1,500         38

 Ryder System                                          600           25

 TPG NV (EUR)                                          4,213         118

 UPS, Class B                                          7,600         589

 UTi Worldwide *ss.                                    900           67

 Yamato Transport (JPY)                                5,000         80

                                                                     1,129

 Airlines  0.0%
 Frontier Airlines *ss.                                 1,400         12

 Midwest Express Holdings *ss.                         1,900         5

 Qantas Airways (AUD)                                  24,567        70

                                                                     87

 Building Products  0.1%
 Kaba Holding (CHF)                                    199           60

 Pilkington (GBP)                                      55,474        129

 Quixote ss.                                           600           11

 Trex *ss.                                             1,200         55

                                                                     255

 Commercial Services & Supplies  1.0%
 Apollo Group, Class A *                               7,400         545

 Cendant                                               15,900        352

 Central Parking                                       3,400         47

 ChoicePoint *                                         2,600         105

 Consolidated Graphics *ss.                            2,600         135

 Education Management *                                700           20

 Electro Rent *                                        1,800         25

 First Advantage, Class A *ss.                         600           11

 G & K Services, Class A                               2,300         99

 Glory Limited (JPY)                                   3,000         55

 Herman Miller ss.                                     3,700         107

 Intersections *ss.                                    200           3

 KForce *ss.                                           3,300         38

 LECG *ss.                                             2,200         40

 R.R. Donnelley                                        28,500        946

 Resources Connection *ss.                             1,800         89

 Ritchie Brothers Auctioneers                          100           3

 Tetra Tech *ss.                                       4,076         68

 Waste Connections *                                   1,400         48

 Waste Management                                      35,706        1,044

 West Corporation *ss.                                 900           30

                                                                      3,810

 Construction & Engineering  0.1%
 Acciona (EUR)                                         2,240         210

 Downer EDI (AUD) ss.                                  19,785        78

 Insituform Technologies *ss.                          1,800         29

 JGC (JPY) *ss.                                        7,000         72

 NCC AB, Series B (SEK) *                              9,144         149

                                                                     538

 Electrical Equipment  0.1%
 A.O. Smith ss.                                        3,950         104

 American Superconductor *ss.                          700           7

 Artesyn Technologies *ss.                             2,600         27

 Sumitomo Electric Industries (JPY)                    7,000         77

 Woodward Governor                                     300           22

                                                                     237

 Industrial Conglomerates  1.5%
 DCC (EUR)                                             8,113         193

 GE                                                    64,500        2,270

 Hutchison Whampoa (HKD)                               14,300        129

 Sembcorp (SGD)                                        66,000        77

 Siemens (EUR)                                         3,472         273

 Tyco International                                    86,894        2,909

                                                                     5,851

 Machinery  1.1%
 3-D Systems *                                         100           2

 Actuant, Class A *ss.                                 2,060         111

 Cascade                                               1,000         36

 Danaher                                               29,500        1,598

 Deere                                                 26,400        1,877

 Fanuc (JPY) ss.                                       1,900         126

 Graco                                                 2,300         89

 Guinness Peat Group (NZD) *                           40,191        67

 Harsco                                                2,600         152

 IDEX                                                  1,050         42

 Lindsay Manufacturing ss.                             2,400         56

 NSK (JPY)                                             7,000         37

 SKF, Series B (SEK) *                                 1,413         70

 Toro                                                  1,000         87

                                                                     4,350

 Marine  0.0%
 Nippon Yusen (JPY)                                    28,000        169

                                                                     169

 Road & Rail  0.6%
 Arriva (GBP)                                          13,537        142

 Burlington Northern Santa Fe                          19,500        980

 Genesee & Wyoming, Class A *                          300           7

 Heartland Express ss.                                 2,109         44

 Knight Transportation ss.                             3,300         87

 Nippon Express (JPY)                                  12,000        62

 Norfolk Southern                                      26,800        962

 Overnite ss.                                          1,300         44

                                                                     2,328

 Trading Companies & Distributors  0.1%
 Interline Brands *                                    1,300         24

 Mitsubishi Corporation (JPY)                          13,000        177

 Sumitomo (JPY)                                        7,000         64

                                                                     265

 Total Industrials & Business Services                               22,011

 INFORMATION TECHNOLOGY  6.7%
 Communications Equipment  1.3%
 ADTRAN                                                4,000         75

 Belden CDT ss.                                        4,300         103

 Black Box                                             1,300         51

 Cisco Systems *                                       56,100        977

 Corning *                                             122,500       1,405

 F5 Networks *                                         900           50

 IXIA *ss.                                             1,300         23

 Juniper Networks *                                    14,800        319

 Lucent Technologies *ss.                              158,700       487

 Nokia (EUR) *                                         9,841         159

 Nokia ADR *                                           36,300        586

 Packeteer *ss.                                        700           11

 QUALCOMM                                              14,200        513

 Research In Motion *                                  2,300         152

 Riverstone Networks *                                 1,600         2

 Sirf Technology Holdings *ss.                         1,900         21

 Tekelec *ss.                                          1,100         19

                                                                     4,953

 Computers & Peripherals  0.6%
 Creative Technology (SGD)                             2,950         35

 Dell *                                                37,500        1,503

 EMC *                                                 15,000        190

 Emulex *ss.                                           2,600         44

 Gateway *ss.                                          11,200        53

 IBM                                                   2,500         231

 Lexmark International *                               1,500         120

 Synaptics *                                           1,500         36

 Toshiba (JPY) ss.                                     36,000        159

                                                                     2,371

 Electronic Equipment & Instruments  0.2%
 Applied Films *ss.                                    200           4

 Cogent *ss.                                           600           15

 Digital Theater Systems *ss.                          1,500         28

 Global Imaging Systems *ss.                           1,600         57

 Hamamatsu Photonics (JPY) ss.                         2,800         65

 KEMET *ss.                                            4,900         40

 Kyocera (JPY)                                         600           45

 Littelfuse *                                          1,700         55

 Methode Electronics                                   3,200         36

 Newport *ss.                                          2,200         31

 Orbotech *ss.                                         1,000         23

 Plexus *                                              4,900         52

 Shimadzu (JPY)                                        22,000        145

 TDK (JPY)                                             1,200         87

 Woodhead Industries ss.                               3,100         43

                                                                     726

 Internet Software & Services  0.4%
 Digital Insight *                                     2,700         43

 Google, Class A *                                     2,600         489

 IAC/InterActiveCorp *ss.                              11,500        259

 MatrixOne *                                           4,100         22

 WebSideStory *ss.                                     500           6

 Yahoo! *                                              25,500        823

                                                                     1,642

 IT Services  1.0%
 Accenture, Class A *                                  11,300        289

 Affiliated Computer Services, Class A *               7,700         398

 Automatic Data Processing                             6,500         279

 BISYS Group *                                         2,700         40

 CACI International, Class A *ss.                      1,600         86

 First Data                                            40,036        1,642

 Fiserv *                                              7,500         285

 Global Payments ss.                                   2,000         111

 Indra Sistemas (EUR) ss.                              7,092         123

 Iron Mountain *                                       4,000         108

 Logica (GBP)                                          10,861        38

 Maximus ss.                                           2,400         81

 MPS Group *ss.                                        6,000         65

 RightNow Technologies *ss.                            2,400         30

 Trans Cosmos (JPY) *                                  2,000         72

                                                                     3,647

 Office Electronics  0.0%
 Canon (JPY)                                           1,000         53

 Neopost (EUR)                                         1,104         92

                                                                     145

 Semiconductor & Semiconductor Equipment  1.4%
 AMIS Holdings *                                       1,900         21

 Analog Devices                                        17,300        635

 ASM Lithography (EUR) *                               5,272         98

 Atheros Communications *ss.                           1,400         19

 ATMI *ss.                                             2,200         60

 Brooks-Pri Automation *                               2,100         38

 Cabot Microelectronics *ss.                           1,200         39

 Credence Systems *ss.                                 3,200         28

 Cymer *ss.                                            2,800         81

 Cypress Semiconductor *ss.                            600           9

 Entegris *ss.                                         3,300         32

 Exar *ss.                                             3,000         43

 FEI *ss.                                              500           12

 Intel                                                 44,800        1,074

 Jenoptik (EUR) *                                      5,164         67

 KLA-Tencor *                                          4,100         203

 Lattice Semiconductor *                               5,600         30

 Linear Technology                                     3,200         125

 Marvell Technology Group *                            2,100         77

 Maxim Integrated Products                             21,900        942

 Microchip Technology                                  4,600         126

 Microsemi *ss.                                        1,100         18

 MKS Instruments *ss.                                  3,500         65

 Mykrolis *                                            3,500         47

 PDF Solutions *ss.                                    2,200         30

 Power Integrations *ss.                               1,800         38

 Rohm Company (JPY)                                    200           20

 Samsung Electronics (KRW)                             200           104

 Semiconductor Manufacturing International ADR *ss.    1,800         19

 Semtech *                                             4,000         78

 Silicon Laboratories *ss.                             1,600         56

 Tessera Technologies *ss.                             400           16

 Texas Instruments                                     17,000        450

 Xilinx                                                21,600        652

                                                                     5,352

 Software  1.8%
 Adobe Systems                                         9,000         556

 Altiris *ss.                                          1,700         50

 Blackbaud                                             300           3

 Catapult Communications *                             900           22

 CCC Information Services *ss.                         400           9

 Concord Communications *ss.                           1,100         11

 Electronic Arts *                                     200           13

 FactSet Research Systems ss.                          2,850         94

 FileNet *ss.                                          3,800         89

 Hyperion Solutions *                                  1,000         51

 Internet Security Systems *ss.                        2,000         40

 Intuit *                                              10,000        428

 Jack Henry & Associates                               5,500         109

 Kronos *                                              2,200         123

 Magma Design Automation *ss.                          1,600         21

 Mercury Interactive *                                 500           23

 Microsoft                                             154,500       3,890

 Motive *ss.                                           1,600         18

 NetIQ *                                               3,560         42

 Open Solutions *                                      1,000         20

 Oracle *                                              44,700        577

 Progress Software *                                   2,200         51

 Quest Software *                                      3,300         45

 Red Hat *ss.                                          2,300         26

 RSA Security *                                        3,000         49

 SAP (EUR) *                                           1,201         195

 SPSS *                                                1,300         25

 Trend Micro (JPY) ss.                                 1,500         70

 Verisity *                                            500           6

 VERITAS Software *                                    11,125        269

 Verity *                                              3,200         38

                                                                     6,963

 Total Information Technology                                        25,799

 MATERIALS  3.4%
 Chemicals  1.1%
 Airgas                                                6,500         163

 Arch Chemicals ss.                                    2,700         77

 BASF (EUR) *                                          4,064         305

 Dow Chemical                                          20,400        1,125

 DuPont                                                16,502        880

 Ferro                                                 4,400         86

 Kaneka (JPY)                                          11,000        126

 MacDermid ss.                                         800           27

 Material Sciences *                                   1,900         29

 Minerals Technologies ss.                             2,200         138

 Mitsubishi Gas Chemical (JPY) ss.                     22,000        114

 Mosaic *                                              5,600         92

 Potash Corp./Saskatchewan                             10,100        897

 Symyx Technologies *ss.                               1,800         50

 Yara International (NOK) *ss.                         5,816         84

                                                                     4,193

 Construction Materials  0.1%
 Boral (AUD)                                           47,562        241

 Cemex (MXN) *                                         25,071        201

 Lafarge (EUR)                                         1,057         110

                                                                     552

 Containers & Packaging  0.0%
 Chesapeake Corp.                                      1,500         32

 David S. Smith (GBP)                                  48,873        154

 Smurfit-Stone Container *                             400           6

                                                                     192

 Metals & Mining  1.9%
 Alcoa                                                 14,720        473

 Anglo American (GBP)                                  4,754         118

 BHP Billiton (AUD)                                    33,800        519

 BlueScope Steel (AUD) ss.                             43,151        330

 Corus Group (GBP) *                                   94,324        108

 Gibraltar Industries ss.                              900           22

 Lihir Gold (AUD) *ss.                                 39,140        36

 Meridian Gold *ss.                                    3,900         75

 Nippon Steel (JPY) *                                  92,000        255

 Nucor                                                 48,500        3,023

 Phelps Dodge                                          16,600        1,767

 SSAB Svenskt Stal, Series A (SEK) *                   8,232         217

 Steel Dynamics ss.                                    2,400         107

 Voestalpine (EUR) ss.                                 1,735         145

                                                                     7,195

 Paper & Forest Products  0.3%
 Buckeye Technologies *ss.                             4,000         48

 MeadWestvaco                                          13,800        433

 UPM-Kymmene (EUR) *                                   2,566         57

 Weyerhaeuser                                          9,300         622

                                                                     1,160

 Total Materials                                                     13,292

 TELECOMMUNICATION SERVICES  1.3%
 Diversified Telecommunication Services  0.6%
 Arbinet Holdings *                                    100           2

 Cable & Wireless (GBP)                                20,014        49

 China Telecom (HKD) *                                 314,000       120

 Compania de Telecomunicaciones de Chile ADR ss.       6,400         76

 Eircom Group (EUR)                                    33,639        96

 Royal KPN (EUR)                                       20,926        203

 Sprint                                                38,400        909

 Tele Norte Leste ADR *ss.                             7,500         124

 Tele2 AB, Series B (SEK) *ss.                         3,492         125

 Telenor ASA (NOK) *                                   34,149        314

 Telus (Non-voting shares)                             7,200         215

                                                                     2,233

 Wireless Telecommunication Services  0.7%
 America Movil ADR, Series L                           9,700         569

 Bouygues (EUR)                                        5,260         228

 China Unicom (HKD) *                                  44,000        39

 KDDI (JPY)                                            37            191

 mmO2 (GBP) *                                          127,474       297

 Nextel Communications, Class A *                      28,800        848

 Spectrasite *                                         1,900         117

 Vodafone ADR                                          25,150        661

 Western Wireless, Class A *                           600           24

                                                                     2,974

 Total Telecommunication Services                                    5,207

 UTILITIES  1.2%
 Electric Utilities  0.9%
 Black Hills ss.                                       900           29

 Cleco                                                 2,000         41

 E.On (EUR) *                                          6,356         572

 El Paso Electric *                                    1,200         24

 Exelon                                                13,874        629

 FirstEnergy                                           13,719        566

 Hong Kong Electric (HKD)                              11,000        50

 Iberdrola (EUR)                                       7,141         188

 TEPCO (JPY)                                           5,900         145

 TXU                                                   17,100        1,304

 Unisource Energy                                      600           18

                                                                     3,566

 Gas Utilities  0.1%
 Australian Gas Light (AUD)                            6,683         75

 Centrica (GBP)                                        45,628        208

 Toho Gas (JPY)                                        39,000        142

                                                                     425

 Multi-Utilities & Unregulated Power  0.2%
 Constellation Energy Group                            9,200         473

 United Utilities (GBP)                                8,923         107

                                                                     580

 Total Utilities                                                     4,571

 Total Common Stocks (Cost  $133,090)                                182,313

 PREFERRED STOCKS  0.1%
 Fresenius (EUR) *                                     852           100

 Porsche (EUR) ss.                                     198           143

 Total Preferred Stocks (Cost  $120)                                 243

 CORPORATE BONDS  6.6%
 ABN Amro Bank (Chicago), 7.125%, 6/18/07              165,000       176

 ACE INA Holdings, 5.875%, 6/15/14                     165,000       171

 AIG Sunamerica Global Financing XII, 144A, 5.30%,     300,000       308
5/30/07
 Alabama Power, VR, 2.571%, 8/25/09                    155,000       155

 Alcan Aluminum, 6.125%, 12/15/33                      195,000       210

 Allstate Financial Global Funding, 144A, 5.25%, 2/1/07165,000       169

 Amerada Hess, 7.875%, 10/1/29                         140,000       173

 America Movil
 5.50%, 3/1/14                                         125,000       125

 6.375%, 3/1/35                                        115,000       115

 Amgen, 144A, 4.00%, 11/18/09                          120,000       118

 AOL Time Warner, 7.625%, 4/15/31                      180,000       220

 Appalachian Power, 4.80%, 6/15/05                     200,000       201

 AT&T Broadband, 8.375%, 3/15/13                       220,000       268

 AT&T Wireless, 8.75%, 3/1/31                          165,000       225

 Atmos Energy, 4.00%, 10/15/09                         210,000       205

 Baker Hughes, 6.875%, 1/15/29                         250,000       300

 Bank of America Capital Trust, 5.625%, 3/8/35         225,000       222

 Bank One, 5.25%, 1/30/13                              285,000       290

 BB&T, 6.50%, 8/1/11                                   80,000        88

 Belo, 8.00%, 11/1/08                                  90,000        100

 Black Hills, 6.50%, 5/15/13                           190,000       198

 Buckeye Partners, 5.30%, 10/15/14                     55,000        55

 Bunge Limited Finance, 4.375%, 12/15/08               225,000       224

 Canadian National Railway, 6.25%, 8/1/34              215,000       237

 Canadian Natural Resources, 7.20%, 1/15/32            275,000       327

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        165,000       172

 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        190,000       186

 Centerpoint Energy, 7.25%, 9/1/10                     140,000       155

 Centex, 4.55%, 11/1/10                                160,000       157

 Chancellor Media, 8.00%, 11/1/08                      105,000       116

 CIT Group, 5.00%, 2/1/15                              330,000       326

 ConocoPhillips, 5.90%, 10/15/32                       270,000       290

 Countrywide Home Loans, 4.125%, 9/15/09               210,000       206

 CVS, 4.00%, 9/15/09                                   115,000       113

 DaimlerChrysler
 6.50%, 11/15/13                                       245,000       264

 VR, 2.94%, 9/10/07                                    170,000       171

 Delta, ETC, 10.00%, 5/17/10                           146,000       86

 Deutsche Telekom International Finance, STEP
 8.75%, 6/15/30                                        160,000       216

 Developers Diversified Realty, 3.875%, 1/30/09        155,000       150

 Devon Financing, 7.875%, 9/30/31                      155,000       199

 Diamond Offshore Drilling, 144A, 5.15%, 9/1/14        120,000       120

 Dominion Resources, 5.00%, 3/15/13                    145,000       145

 Dow Chemical, 6.125%, 2/1/11                          140,000       151

 Duke Capital
 4.302%, 5/18/06                                       105,000       105

 6.25%, 2/15/13                                        190,000       205

 Encana Holdings Finance, 5.80%, 5/1/14                215,000       227

 EOP Operating, 4.65%, 10/1/10                         150,000       149

 Exelon Generation, 5.35%, 1/15/14                     180,000       183

 First Union, 6.40%, 4/1/08                            85,000        90

 Ford Motor Credit
 5.80%, 1/12/09                                        570,000       570

 VR, 3.24%, 11/16/06                                   110,000       110

 France Telecom, STEP, 8.50%, 3/1/11                   170,000       199

 Franklin Resources, 3.70%, 4/15/08                    65,000        64

 Fund American Companies, 5.875%, 5/15/13              200,000       204

 General Electric Capital, 6.00%, 6/15/12              220,000       237

 Genworth Financial, 5.75%, 6/15/14                    200,000       210

 GlaxoSmithKline, 5.375%, 4/15/34                      145,000       145

 GM, 8.375%, 7/15/33                                   350,000       344

 GMAC, 7.25%, 3/2/11                                   260,000       264

 Goldman Sachs Capital I, 6.345%, 2/15/34              415,000       442

 GTECH, 144A, 4.50%, 12/1/09                           120,000       118

 Halliburton, 144A, VR, 2.86%, 1/26/07                 210,000       210

 Harrah's Operating, 5.50%, 7/1/10                     100,000       103

 HBOS, 144A, 6.00%, 11/1/33                            195,000       208

 Hearst-Argyle, 7.00%, 1/15/18                         145,000       161

 Highmark, 144A, 6.80%, 8/15/13                        160,000       172

 Hospira, 4.95%, 6/15/09                               205,000       207

 Household Finance, 6.375%, 11/27/12                   135,000       148

 Huntington National Bank, 4.375%, 1/15/10             205,000       203

 Hutchison Whampoa, 144A, 5.45%, 11/24/10              145,000       149

 International Lease Finance, 6.375%, 3/15/09          190,000       203

 International Speedway, 4.20%, 4/15/09                95,000        93

 John Deere Capital, 7.00%, 3/15/12                    205,000       234

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            115,000       132

 Kinder Morgan, 6.50%, 9/1/12                          200,000       218

 Kraft Foods, 5.625%, 11/1/11                          205,000       216

 Kroger, 8.05%, 2/1/10                                 205,000       235

 Lear, 144A, 5.75%, 8/1/14                             90,000        90

 Lennar, 144A, 5.50%, 9/1/14                           160,000       162

 Masco, 5.875%, 7/15/12                                265,000       283

 MBNA America Bank, 4.625%, 8/3/09                     215,000       215

 McCormick, 6.40%, 2/1/06                              325,000       333

 MetLife, 6.125%, 12/1/11                              240,000       260

 Miller Brewing, 144A, 5.50%, 8/15/13                  260,000       269

 Morgan Stanley, 3.625%, 4/1/08                        330,000       325

 Motorola, 5.80%, 10/15/08                             200,000       208

 Nationwide Financial Services, 5.90%, 7/1/12          225,000       239

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     115,000       116

 News America, 144A, 6.20%, 12/15/34                   115,000       119

 NLV Financial, 144A, 7.50%, 8/15/33                   140,000       153

 Northern Trust, 4.60%, 2/1/13                         120,000       118

 NVR, 5.00%, 6/15/10                                   150,000       151

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            90,000        90

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      140,000       156

 144A, VR, 3.79%, 6/15/10                              205,000       209

 PG&E
 6.05%, 3/1/34                                         165,000       174

 VR, 3.26%, 4/3/06                                     45,000        45

 Pinnacle West Capital, 6.40%, 4/1/06                  170,000       174

 Pioneer Natural Resource, 5.875%, 7/15/16             110,000       114

 Plains All American Pipeline, 7.75%, 10/15/12         95,000        110

 PPL Capital Funding, 4.33%, 3/1/09                    210,000       208

 Principal Life Global Funding, 144A, 5.125%, 10/15/13 210,000       210

 Progress Energy, 6.75%, 3/1/06                        125,000       129

 Prudential Financial, 3.75%, 5/1/08                   170,000       168

 Public Service of New Mexico, 4.40%, 9/15/08          190,000       190

 Puget Sound Energy, VR, 2.96%, 7/14/06                215,000       215

 Pulte Homes, 7.875%, 8/1/11                           170,000       194

 Reckson Operating Partnership, 5.15%, 1/15/11         190,000       189

 Rogers Cable, 5.50%, 3/15/14                          175,000       168

 Ryland Group, 5.375%, 1/15/15                         75,000        75

 Sealed Air, 144A, 5.375%, 4/15/08                     180,000       184

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 95,000        107

 Sempra Energy, 6.00%, 2/1/13                          190,000       202

 Simon Property Group, 3.75%, 1/30/09                  200,000       194

 SLM Corporation
 VR, 3.78%, 4/1/09                                     165,000       163

 VR, 4.625%, 1/26/09                                   250,000       251

 Sprint Capital, 6.90%, 5/1/19                         230,000       258

 SunGard Data Systems, 3.75%, 1/15/09                  120,000       116

 Telecom Italia Capital, 5.25%, 11/15/13               175,000       177

 Telefonos De Mexico, 144A, 4.75%, 1/27/10             140,000       140

 Telus, 8.00%, 6/1/11                                  145,000       170

 TGT Pipeline, 144A, 5.50%, 2/1/17                     50,000        50

 Transamerica, 144A, 7.65%, 12/1/26                    90,000        104

 Transocean, 7.50%, 4/15/31                            130,000       161

 TXU Energy, VR, 3.42%, 1/17/06                        47,000        47

 U.S. Bank, 2.87%, 2/1/07                              200,000       196

 U.S. Cellular, 6.70%, 12/15/33                        120,000       128

 UST, 6.625%, 7/15/12                                  260,000       287

 Verizon Global Funding, 7.75%, 12/1/30                175,000       217

 Webster Financial, 5.125%, 4/15/14                    200,000       197

 Wells Fargo, VR, 2.59%, 3/23/07                       250,000       250

 Westar Energy, 7.875%, 5/1/07                         105,000       113

 Western Power Distribution Holdings, 144A
 6.875%, 12/15/07                                      120,000       125

 Weyerhaeuser
 6.75%, 3/15/12                                        105,000       118

 7.375%, 3/15/32                                       45,000        54

 Wyeth, 6.50%, 2/1/34                                  125,000       138

 XL Capital, 6.50%, 1/15/12                            180,000       196

 XTO Energy, 6.25%, 4/15/13                            140,000       152

 Yum! Brands, 7.70%, 7/1/12                            210,000       246

 Total Corporate Bonds (Cost  $24,878)                               25,461

 ASSET-BACKED SECURITIES  1.1%
 BankBoston Home Equity Loan Trust, Series 1998-1,
Class A6, 6.35%, 2/25/13                               343,508       357

 Capital Auto Receivables Asset Trust, Series 2002-2,
 Class, CERT 4.18%, 10/15/07                           123,212       124

 Chase Funding Mortgage Loan, Series 2002-2, Class 1M1
 5.599%, 9/25/31                                       80,000        80

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS, 3.75%, 5/15/08             55,788        56

 Series 2003-A, Class A4, 2.06%, 12/15/09              350,000       339

 CIT RV Trust, Series 1998-A
 Class A4, 6.09%, 2/15/12                              30,893        31

 Citibank Credit Card Issuance Trust
 Series 2001-C1, Class C1, VR, 3.74%, 1/15/10          260,000       264

 Series 2004-C1, Class C1, VR, 3.13%, 7/15/13          525,000       526

 Countrywide Asset-Backed Certificates, Series 2003-5,
 Class, AF3 3.613%, 4/25/30                            350,000       348

 Hyundai Auto Receivables Trust
 Series 2003-A, Class A4, 3.02%, 10/15/10              200,000       196

 Series 2003-A, Class D, 4.06%, 10/15/10               90,000        90

 MBNA Master Credit Card Trust II, Series 2000-D,
 Class C, 144A, 8.40%, 9/15/09                         450,000       488

 Morgan Stanley Auto Loan Trust, Series 2004-HB1,
 Class C, VR, 2.88%, 10/15/11                          109,382       109

 Peco Energy Transition Trust, Series 2001-A, Class A1
 6.52%, 12/31/10                                       500,000       548

 Reliant Energy Transition Bond, Series 2001-1, Class
 A4, 5.63%, 9/15/15                                    375,000       397

 World Financial Network, Series 2003-A, Class A2, VR
 2.85%, 5/15/12                                        475,000       477

 Total Asset-Backed Securities (Cost  $4,403)                        4,430

 NON-U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 1.9%
 Banc of America Commercial Mortgage

 Series 2003-1, Class A2, CMO, 4.648%, 9/11/36         400,000       396

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        102,598       102

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.311%, 1/25/34    664,008       662

 Series 2004-1, Class 3A2, CMO, VR, 5.005%, 10/25/05   220,077       219

 Series 2004-A, Class 2A2, CMO, VR, 4.147%, 2/25/34    358,048       358

 Series 2004-D, Class 2A2, CMO, VR, 4.222%, 5/25/34    146,085       145

 Series 2004-H, Class 2A2, CMO, VR, 4.815%, 9/25/34    199,039       199

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41     77,437        77

 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41        300,000       296

 Citigroup Commercial Mortgage Trust, Series 2004-C2,
 Class A1 CMO, 3.787%, 10/15/41                        73,426        73

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B,
 CMO, 7.30%, 6/10/32                                   350,000       385

 GE Capital Commercial Mortgage, Series 2001-1, Class
 A2, CMO 6.531%, 5/15/33                               460,000       499

 GMAC Commercial Mortgage Securities, Series 2001-C2,
 Class, A2 CMO, 6.70%, 4/15/34                         375,000       411

 Greenwich Capital Commercial Funding
 Series 2004-GG1A, Class A2, CMO, 3.835%, 6/10/36      375,000       371

 Series 2005-GG3, Class AAB, CMO, 4.619%, 8/10/42      160,000       158

 J.P. Morgan Chase Commercial Mortgage
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35      350,000       367

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       460,000       496

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29        525,000       502

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29    475,000       477

 Series 2005-C1, Class A4, CMO, 4.742%, 2/15/30        360,000       355

 Morgan Stanley Capital Trust, Series 2005-TOP17,
 Class A5, CMO 4.78%, 12/13/41                         200,000       198

 Morgan Stanley Dean Witter Capital, Series 2002-TOP7,
 Class, A2 CMO, 5.98%, 1/15/39                         350,000       375

 Wachovia Bank Coommercial Mortgage Trust, Series
 2005-C16, Class A4, CMO, 4.847%, 10/15/41             125,000       124

 Washington Mutual, Series 2004-AR1, Class A, CMO, VR
 4.229%, 3/25/34                                       201,407       196

 Total Non-U.S. Government Mortgage-Backed Securities
 (Cost  $7,529)                                                      7,441

 U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 9.6%
 U.S. Government Agency Obligations +/- 7.5%
 Federal Home Loan Mortgage
 4.50%, 11/1/18 - 5/1/19                               510,164       505

 5.00%, 12/1/08 - 11/1/33                              3,878,240     3,888

 5.50%, 12/1/33                                        89,654        91

 6.00%, 10/1/16 - 3/1/33                               2,033,869     2,101

 7.00%, 11/1/30 - 6/1/32                               195,836       207

 ARM, 4.577%, 9/1/32                                   134,273       135

 CMO
 4.50%, 3/15/16                                        1,125,000     1,108

 5.00%, 10/15 - 11/15/27                               1,025,000     1,028

 5.50%, 4/15/28                                        950,000       976

 CMO, IO, 4.50%, 6/15/11 - 4/15/18                     1,154,299     108

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/19                                1,811,386     1,792

 5.00%, 10/1/33 - 3/1/34                               2,306,425     2,276

 5.50%, 1/1/17 - 12/1/34                               7,217,549     7,366

 6.00%, 10/1/13 - 11/1/34                              1,231,157     1,266

 6.50%, 12/1/10 - 12/1/32                              1,502,259     1,569

 7.00%, 1/1/31 - 7/1/32                                134,340       142

 CMO
 2.91%, 11/25/33                                       257,819       257

 3.50%, 4/25/13                                        325,000       322

 5.00%, 3/25/15                                        675,000       679

 CMO, IO
 5.50%, 11/25/28                                       250,832       18

 6.50%, 2/1/32                                         94,273        19

 TBA
 4.50%, 12/1/99                                        3,000,000     2,961

 5.50%, 12/1/99                                        281,000       288

                                                                     29,102

 U.S. Government Obligations 2.1%
 Government National Mortgage Assn.

 5.00%, 7/15 - 10/20/33                                4,334,395     4,321

 5.50%, 1/20 - 5/20/34                                 1,389,422     1,412

 6.00%, 5/15/26 - 1/20/35                              1,111,050     1,147

 6.50%, 2/15/28 - 9/20/34                              638,765       672

 7.00%, 3/15/13 - 7/20/27                              233,438       247

 7.50%, 9/15/22 - 6/15/32                              84,030        90

 8.00%, 1/15/22 - 10/20/25                             46,213        50

 10.50%, 2/15/13                                       749           1

 CMO, 2.946%, 3/16/19                                  265,000       255

                                                                     8,195

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost  $37,345)                                          37,297

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES  1.4%
 Asian Development Bank, 6.25%, 6/15/11 (AUD)          1,140,000     924

 European Investment Bank, 5.75%, 9/15/09 (AUD)        580,000       458

 Federal Republic of Germany, 5.00%, 5/20/05 (EUR)     1,555,000     2,074

 Government of Canada, 5.25%, 6/1/12 (CAD)             1,300,000     1,131

 Republic of South Africa, 6.50%, 6/2/14 ss.           280,000       306

 United Mexican States
 6.375%, 1/16/13                                       215,000       228

 VR, 3.33%, 1/13/09 ss.                                155,000       157

 Total Foreign Government Obligations & Municipalities
(Cost $4,312)                                                        5,278

 U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
 U.S. Government Agency Obligations +/- 1.9%
 Federal Home Loan Bank, 5.75%, 5/15/12 ss.            615,000       661

 Federal Home Loan Mortgage
 2.75%, 3/15/08 ss.                                    1,000,000     965

 4.625%, 2/15/07 (EUR)                                 1,285,000     1,769

 Federal National Mortgage Assn.
 3.25%, 8/15/08 ss.                                    2,040,000     1,988

 4.375%, 9/15/12 ss.                                   500,000       495

 5.75%, 2/15/08 ss.                                    210,000       220

 6.00%, 5/15/11 ss.                                    945,000       1,023

 7.125%, 1/15/30                                       65,000        84

                                                                     7,205

 U.S. Treasury Obligations  9.6%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                     5,000         6

 6.00%, 2/15/26 ss.                                      1,055,000     1,221

 6.125%, 8/15/29 ss.                                     130,000       155

 6.25%, 8/15/23 - 5/15/30 ss.                            1,615,000     1,960

 6.375%, 8/15/27 ss.                                     1,375,000     1,672

 7.50%, 11/15/16 ss.                                     545,000       692

 8.50%, 2/15/20 ss.                                      235,000       331

 U.S. Treasury Inflation-Indexed Bonds
 2.375%,1/15/25 ss.                                      1,302,513     1,393

 U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14   454,365       467

 U.S. Treasury Notes
 1.50%, 3/31/06 ss.                                      45,000        44

 1.625%, 4/30/05 ss.                                     1,700,000     1,697

 2.875%, 11/30/06 ss.                                    9,200,000     9,101

 3.25%, 8/15/07 ss.                                      4,645,000     4,599

 3.375%, 12/15/08 ss.                                    1,645,000     1,615

 3.50%, 11/15/06 ss.++                                   3,755,000     3,756

 4.00%, 6/15/09 ss.                                      3,600,000     3,611

 4.25%, 11/15/13 ss.                                     1,905,000     1,895

 5.00%, 8/15/11 ss.                                      630,000       661

 5.75%, 8/15/10 ss.                                      1,465,000     1,587

 6.50%, 8/15/05 ss.                                      940,000       955

                                                                       37,418

 Total U.S. Government Agency Obligations (excluding
Mortgage-Backed) (Cost  $43,708)                                       44,623

 MUNICIPAL BONDS  0.5%
 California, GO
 5.25%, 4/1/34                                         105,000       111

 Economic Recovery, 5.00%, 7/1/16                      100,000       108

 Clark County Nevada School Dist., 5.00%, 6/15/18
 (MBIA Insured)                                        200,000       215

 Kansas Dev. Fin. Auth., Public Employee Retirement
 5.501%, 5/1/34 (FSA Insured)                          130,000       134

 New York, GO, 5.00%, 8/1/15                           300,000       322

 New York State Urban Dev. Corp., Corrections & Youth
 Fac., 5.25%, 1/1/21 (Tender 1/1/09)                   230,000       247

 North Carolina, GO, 5.25%, 3/1/13                     660,000       742

 Oregon, Taxable Pension, 5.892%, 6/1/27               75,000        82

 Total Municipal Bonds (Cost  $1,947)                                1,961

 DOMESTIC BOND MUTUAL FUNDS  6.0%
 T. Rowe Price Institutional High Yield Fund, 6.67% p+ 2,154,916     23,510

 Total Domestic Bond Mutual Funds (Cost  $22,600)                    23,510

 SHORT-TERM INVESTMENTS  14.9%
 Money Market Fund  14.9%
 T. Rowe Price Reserve Investment Fund, 2.55% #+       57,630,677    57,631

 Total Short-Term Investments (Cost  $57,631)                        57,631

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       17

 Total Futures Contracts                                             17

 SECURITIES LENDING COLLATERAL  13.8%
 Money Market Pooled Account  1.2%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.572% #                4,502,185     4,502

                                                                     4,502

 Money Market Trust  12.6%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 2.519% # 48,890,311    48,890

                                                                     48,890

 Total Securities Lending Collateral (Cost  $53,392)                 53,392

 Total Investments in Securities
 114.5% of Net Assets (Cost $390,955)                       $        443,597


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      February 28, 2005 - See Note 2
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2005.
 +    Affiliated company - See Note 4
 *    Valued by the T. Rowe Price Valuation Committee,
      established by the fund's Board of Directors
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $4,288 and represents 1.1% of net assets
 ADR  American Depository Receipts
 ARM  Adjustable Rate Mortgage
 AUD  Australian dollar
 CAD  Canadian dollar
 CHF  Swiss franc
 CMO  Collateralized Mortgage Obligation
 DKK  Danish krone
 ETC  Equipment Trust Certificate
 EUR  Euro
 FSA  Financial Security Assurance Inc.
 GBP  British pound
 GDR  Global Depository Receipts
 GDS  Global Depository Shares
 GO   General Obligation
 HKD  Hong Kong dollar
 IO Interest Only security for which the fund receives interest on notional principal (par)
 JPY  Japanese yen
 KRW  South Korean won
 MBIA MBIA Insurance Corp.
 MXN  Mexican peso
 MYR  Malaysian ringgit
 NOK  Norwegian krone
 NZD  New Zealand dollar
 REIT Real Estate Investment Trust
 SEK  Swedish krona
 SGD  Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
 VR   Variable Rate; rate shown is effective rate at period-end


(2) Open Futures Contracts at February
28, 2005 were as follows:
($ 000s)
                                                        Contract   Unrealized
                                          Expiration    Value      Gain (Loss)
 Short, 41 U.S. Treasury five year
 notes contracts, $40 par of 3.50% U.S.
 Treasury Notes pledged as initial margin 6/05          $ (4,411)    $      15

 Net payments (receipts) of variation
 margin to date                                                             2

 Variation margin receivable (payable)
 on open futures contracts                                           $      17


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Income Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2005, the value of loaned securities was $53,589,000; aggregate collateral consisted of $53,392,000 in money market pooled accounts and U.S. government securities valued at $2,162,000.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $390,955,000. Net unrealized gain aggregated $52,646,000 at period-end, of which $55,820,000 related to appreciated investments and $3,174,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended February 28, 2005, dividend income from the Reserve Funds totaled $686,000, and the value of shares of the Reserve Funds held at February 28, 2005 and May 31, 2004 was $57,631,000 and $44,706,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Income Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the none months ended February 28, 2005, purchases and sales of High Yield Fund were $2,375,000 and $16,017,000, respectively. Realized gains during the period were $283,000, and investment income during the period was $2,280,000. At February 28,2005 and May 31, 2004, the value of shares of High Yield Fund held were $23,510,000 and $36,456,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                               SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     April 22, 2005